SEMI-ANNUAL REPORT AS OF
JULY 31, 1997 (UNAUDITED)


SEI DAILY
INCOME TRUST


=============================================
Money Market Portfolio
=============================================
Government Portfolio
=============================================
Government II Portfolio
=============================================
Prime Obligation Portfolio
=============================================
Treasury Portfolio
=============================================
Treasury II Portfolio
=============================================
Short-Duration Government Portfolio
=============================================
Intermediate-Duration Government Portfolio
=============================================
GNMA Portfolio
=============================================
Corporate Daily Income Portfolio
=============================================





[SEI INVESTEMENTS LOGO OMITTED]

TABLE OF CONTENTS
================================================================================




STATEMENTS OF NET ASSETS/SCHEDULE OF INVESTMENTS........................   1
STATEMENT OF ASSETS AND LIABILITIES.....................................  15
STATEMENTS OF OPERATIONS................................................  16
STATEMENTS OF CHANGES IN NET ASSETS.....................................  18
FINANCIAL HIGHLIGHTS....................................................  22
NOTES TO FINANCIAL STATEMENTS...........................................  26

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1997 (UNAUDITED)


MONEY MARKET PORTFOLIO
-------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
-------------------------------------------------------------
COMMERCIAL PAPER -- 62.7%
AUTOMOTIVE -- 0.6%
   Daimler-Benz N.A.
     5.630%, 09/09/97                 $  3,000    $  2,982
                                                  --------
BANKS -- 2.9%
   Union Bank of Switzerland
     5.603%, 08/11/97                   15,000      14,977
                                                  --------
COMMUNICATIONS EQUIPMENT -- 3.6%
   Hitachi America
     5.620%, 11/21/97                   14,000      13,755
   Toshiba America
     5.620%, 08/22/97                    5,000       4,984
                                                  --------
                                                    18,739
                                                  --------
DRUGS -- 1.1%
   Glaxo Welcome PLC
     5.720%, 11/10/97                    6,000       5,904
                                                  --------
FINANCIAL SERVICES -- 43.4%
   Centre Square Funding
     5.749%, 11/20/97                    2,800       2,752
   Centric Funding
     5.520%, 10/22/97                    8,000       7,899
     5.700%, 12/02/97                    7,000       6,864
   Clipper Receivables
     5.610%, 08/06/97                   10,000       9,992
   Corporate Receivables
     5.530%, 09/08/97                   15,000      14,912
   Enterprise Capital Funding
     5.520%, 08/27/97                   15,000      14,940
   Falcon Asset Securitization
     5.623%, 08/11/97                    5,650       5,641
     5.520%, 08/21/97                    5,000       4,985
   Ford Motor Credit
     5.670%, 12/01/97                   13,000      12,750
   General Motors Acceptance
     5.800%, 11/10/97                    7,000       6,886
   Greenwich Funding
     5.540%, 08/15/97                   10,000       9,978
   ING Finance
     5.595%, 09/09/97                   15,000      14,909
   Island Finance
     5.702%, 11/25/97                   15,000      14,733
   Kitty Hawk Funding
     5.623%, 08/20/97                    7,000       6,980
     5.760%, 09/17/97                   10,000       9,927
   Mont Blanc Capital
     5.623%, 08/21/97                    8,000       7,975
   New Center Asset Trust
     5.280%, 08/13/97                    5,000       4,991
     5.650%, 11/07/97                   11,700      11,520
   Peacock Funding
     5.675%, 10/27/97                   18,398      18,153
   Rose Funding
     5.540%, 08/29/97                   12,565      12,511
     5.570%, 08/29/97                   10,000       9,957

------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   Svenska Handlesbank NY
     5.550%, 09/30/97                 $ 15,000  $   14,861
                                                  --------
                                                   224,116
                                                  --------
FOREIGN GOVERNMENT -- 2.9%
   Quebec Province
     5.700%, 11/12/97                   15,000      14,755
                                                  --------
PETROLEUM REFINING -- 5.3%
   Chevron Transport
     5.660%, 12/08/97                    3,000       2,939
   Petrofina Delaware
     5.500%, 10/21/97                    5,000       4,938
   Repsol SA
     5.680%, 11/24/97                   10,000       9,819
   Statoil
     5.621%, 08/15/97                   10,000       9,979
                                                  --------
                                                    27,675
                                                  --------
SECURITY BROKERAGE/DEALERS -- 2.9%
   BT Securities
     5.640%, 09/23/97                    5,000       4,959
   Goldman Sachs
     5.540%, 08/22/97                   10,000       9,968
                                                  --------
                                                    14,927
                                                  --------
Total Commercial Paper
   (Cost $309,148)                                 324,075
                                                  --------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 16.9%
   Bank of Tokyo-Mitsubishi
     5.940%, 11/17/97                    4,500       4,500
   Banque National de Paris
     6.150%, 01/15/98                    8,000       8,013
   Canadian Imperial Bank
     5.500%, 08/29/97                    5,000       4,999
   First National Bank of Boston
     5.690%, 10/14/97                   15,000      15,000
   First of America Bank
     5.950%, 01/12/98                   10,000      10,005
   Morgan Guaranty
     5.965%, 06/22/98                   15,000      14,995
   Rabobank Nederland
     5.840%, 11/12/97                    5,000       5,001
   Regions Bank
     5.820%, 04/17/98                    5,000       5,001
   Societe Generale
     5.875%, 11/24/97                   15,000      15,001
   Wilmington Trust
     5.900%, 11/24/97                    5,000       5,000
                                                  --------
                                                    87,515
                                                  --------
Total Certificates of Deposit/Bank Notes
   (Cost $87,515)                                   87,515
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1997 (UNAUDITED)


MONEY MARKET PORTFOLIO (concluded)
------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
FLOATING RATE INSTRUMENTS -- 11.8%
BANKS -- 3.9%
   Bank of America (A)
     5.650%, 08/01/97                 $ 10,000    $  9,997
   Bank One Columbus (A)
     5.470%, 08/05/97                   10,000       9,995
                                                  --------
                                                    19,992
                                                  --------
FINANCIAL SERVICES -- 5.8%
   ABS Investment Trust 1997-C (A)
     5.688%, 08/15/97                   15,000      15,000
   CIT Group Holdings (A)
     5.600%, 08/01/97                   15,000      14,989
                                                  --------
                                                    29,989
                                                  --------
INSURANCE -- 2.1%
   People's Security Life (A)
     5.960%, 08/01/97                    3,000       3,000
     5.980%, 08/01/97                    4,000       4,000
   Travelers Insurance (A)
     5.831%, 10/01/97                    4,000       4,000
                                                  --------
                                                    11,000
                                                  --------
Total Floating Rate Instruments
   (Cost $60,981)                                   60,981
                                                  --------

CORPORATE OBLIGATIONS -- 3.9%
   Bank of Hawaii
     5.570%, 08/11/97                   10,000       9,985
   BHP Finance
     7.000%, 12/01/97                    6,000       6,021
   Coca Cola Enterprises
     6.500%, 11/15/97                    1,980       1,984
   E.I. Dupont de Nemours
     8.650%, 12/01/97                    2,000       2,019
                                                  --------
Total Corporate Obligations
   (Cost $20,009)                                   20,009
                                                  --------

U.S. GOVERNMENT AGENCY OBLIGATION -- 2.9%
   SLMA (A)
     5.450%, 08/05/97                   15,000      15,000
                                                  --------
Total U.S. Government Agency Obligation
   (Cost $15,000)                                   15,000
                                                  --------

MUNICIPAL BOND -- 0.4%
   DeKalb County, Georgia (RB) (A)
     5.600%, 08/06/97                    1,900       1,900
                                                  --------
Total Municipal Bond
   (Cost $1,900)                                     1,900
                                                  --------

-------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.2%
   Goldman Sachs
     6.00%, dated 07/31/97, matures
     08/01/97, repurchase price
     $6,001,000 (collateralized by
     FHLMC obligation, par value $6,474,352,
     7.00%, matures 08/01/11: market value
     $6,120,000) (B)                    $6,000    $  6,000
                                                  --------
Total Repurchase Agreement
   (Cost $6,000)                                     6,000
                                                  --------
Total Investments -- 99.8%
   (Cost $515,480)                                 515,480
                                                  --------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Other Assets and Liabilities, Net                   853
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   472,060,426 outstanding shares of
   beneficial interest                             472,060
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based on
   44,319,412 outstanding shares of
   beneficial interest                              44,319
Accumulated net realized loss
   on investments                                      (46)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $516,333
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========

(A)    FLOATING RATE INSTRUMENT.  RATE REFLECTED ON THE STATEMENT
       OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 1997. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
(B)    TRI-PARTY REPURCHASE AGREEMENT
FFCB   FEDERAL FARM CREDIT BANK
FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
RB     REVENUE BOND
SLMA   STUDENT LOAN MARKETING ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


GOVERNMENT PORTFOLIO
------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 43.3%
   FHLB
     5.630%, 08/05/97 (A)              $15,000    $ 15,000
     5.450%, 08/08/97                   10,361      10,350
     5.440%, 08/14/97                    9,347       9,329
     5.492%, 08/24/97 (A)               40,000      39,980
     5.703%, 12/10/97                   17,700      17,348
     5.540%, 01/08/98                   20,000      19,508
     5.730%, 01/27/98                   10,000       9,997
     5.820%, 06/16/98                   10,000       9,994
   FNMA
     5.440%, 08/05/97 (A)               72,000      71,991
     5.505%, 08/05/97 (A)                5,000       5,000
     5.528%, 08/13/97 (A)               50,000      49,984
     5.816%, 10/06/97                   21,000      20,785
     5.667%, 10/20/97                   17,000      16,793
     5.877%, 10/20/97                   20,000      19,749
     5.878%, 10/20/97                   20,000      19,749
     5.500%, 11/06/97                    1,570       1,547
     5.642%, 11/12/97                    3,025       2,978
     5.725%, 11/19/97                   14,300      14,060
     5.720%, 11/26/97                   28,400      27,893
     5.540%, 12/08/97                    3,000       2,940
     5.540%, 12/12/97                    2,000       1,959
     5.530%, 12/18/97                   19,575      19,157
     5.840%, 06/18/98                   10,000       9,995
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $416,086)                                 416,086
                                                  --------

U.S. TREASURY OBLIGATION -- 1.3%
   U.S. Treasury Note
     6.125%, 03/31/98                   12,000      12,030
                                                  --------
Total U.S. Treasury Obligation
   (Cost $12,030)                                   12,030
                                                  --------

REPURCHASE AGREEMENTS -- 55.2%
   Goldman Sachs
     5.49%, dated 07/14/97, matures
     08/15/97, repurchase price
     $80,390,400 (collateralized by
     various FHLMC obligations ranging
     in par value $990,000-$50,965,363,
     0.000%- 9.000%: total market value
     $81,600,000) (B)                  80,000      80,000

------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   Goldman Sachs
     5.86%, dated 07/31/97,
     matures 08/01/97, repurchase
     price $150,024,417 (collateralized
     by various U.S. Treasury Notes,
     ranging in par value
     $67,253,000-$82,814,000,
     5.875%-6.250%: total market
     value $153,000,297) (B)          $150,000    $150,000
   Greenwich
     5.90%, dated 07/31/97,
     matures 08/01/97, repurchase
     price $100,016,389 (collateralized
     by various GNMA, FHLMC &
     FNMA obligations, ranging in
     par value $29,174-$32,209,038,
     0.000%-14.000%: total market
     value $102,000,703) (B)           100,000     100,000
   J.P. Morgan
     5.85%, dated 07/31/97,
     matures 08/01/97, repurchase
     price $25,004,063 (collateralized
     by U.S. Treasury Note, par value
     $24,925,000, 6.750%: market
     value $25,520,113)                 25,000      25,000
   Prudential Securities
     5.88%, dated 07/31/97, matures
     08/01/97, repurchase price $50,008,167
     (collateralized by various FNMA &
     FHLMC obligations ranging in par value
     $13,225,000-$18,388,588, 7.500%-
     9.000%: total market
     value $51,072,999)                 50,000      50,000
   Union Bank of Switzerland
     5.83%, dated 07/31/97,
     matures 08/01/97, repurchase price
     $125,020,243 (collateralized by
     various GNMA obligations
     ranging in par value
     $26,170-$7,806,919,
     6.000%-8.000%: total market
     value $127,503,977) (B)           125,000     125,000
                                                  --------
Total Repurchase Agreements
   (Cost $530,000)                                 530,000
                                                  --------
Total Investments -- 99.8%
   (Cost $958,116)                                 958,116
                                                  --------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Other Assets and Liabilities, Net                 2,222
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1997 (UNAUDITED)


GOVERNMENT PORTFOLIO (concluded)
------------------------------------------------------------

DESCRIPTION                                     VALUE (000)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   121,745,675 outstanding shares of
   beneficial interest                            $121,746
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   9,655,022 outstanding shares of
   beneficial interest                               9,655
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based on
   13,993,142 outstanding shares of
   beneficial interest                              13,993
Portfolio Shares of Class G (unlimited
   authorization -- no par value) based on
   815,098,799 outstanding shares of
   beneficial interest                             815,099
Accumulated net realized loss
   on investments                                     (174)
Undistributed net investment income                     19
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $960,338
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS G                        $1.00
                                                  ========

(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 1997. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
(B)   TRI-PARTY REPURCHASE AGREEMENT
FHLB  FEDERAL HOME LOAN BANK
FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION



GOVERNMENT II PORTFOLIO
-------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 98.6%
   FFCB
     5.454%, 08/04/97                  $20,650  $   20,641
     5.464%, 08/15/97                    3,910       3,902
     5.630%, 08/15/97                   16,000      15,966
     5.479%, 08/18/97                    4,420       4,409
     5.478%, 08/27/97                   19,000      18,926
     5.551%, 10/30/97                    7,000       6,907
     5.689%, 11/03/97                   15,000      14,785
     5.566%, 11/07/97                    6,860       6,761
     5.709%, 12/05/97                   13,000      12,751
     5.610%, 05/21/98 (A)               30,000      29,986
   FHLB
     5.474%, 08/01/97                   29,585      29,585
     5.475%, 08/01/97                   25,000      25,000
     5.831%, 08/01/97                   50,000      50,000
     5.630%, 08/05/97 (A)               20,000      20,000
     5.446%, 08/06/97                   21,767      21,751
     5.592%, 08/07/97                   26,620      26,596
     5.492%, 08/08/97                    8,000       7,992
     5.450%, 08/11/97                   23,300      23,265
     5.453%, 08/15/97                   23,000      22,952
     5.420%, 08/21/97                   50,000      49,849
     5.520%, 09/25/97                   11,600      11,505
     5.497%, 10/01/97                   17,365      17,207
     5.717%, 10/17/97                    3,830       3,785
     5.637%, 11/07/97                   26,320      25,930
     5.693%, 11/10/97                   50,000      49,231
     5.833%, 11/13/97                   49,440      48,642
     5.747%, 11/20/97                   13,595      13,364
     5.781%, 12/01/97                    2,000       1,961
     5.708%, 12/04/97                    1,892       1,856
     5.703%, 12/10/97                   32,375      31,731
     5.730%, 01/27/98                   10,000       9,997
     5.707%, 02/27/98                   10,000       9,685
     5.820%, 06/16/98                   15,000      14,991
   SLMA
     5.831%, 08/01/97                   16,340      16,340
     5.430%, 10/14/97 (A)                5,000       5,000
     5.610%, 11/20/97 (A)               30,000      30,013
     5.430%, 11/24/97 (A)               30,000      30,000
     5.450%, 11/10/98 (A)               20,000      20,000
     5.470%, 02/08/99 (A)               44,450      44,451
     5.480%, 08/02/99 (A)               30,000      30,000
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $827,713)                                 827,713
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 1.6%
   U.S. Treasury Note
     6.125%, 03/31/98                  $13,000    $ 13,032
                                                  --------
Total U.S. Treasury Obligation
   (Cost $13,032)                                   13,032
                                                  --------
Total Investments -- 100.2%
   (Cost $840,745)                                 840,745
                                                  --------
OTHER ASSETS AND LIABILITIES -- (0.2%)
   Other Assets and Liabilities, Net                (1,268)
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   800,516,965 outstanding shares of
   beneficial interest                             800,517
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   17,899,844 outstanding shares of
   beneficial interest                              17,900
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based on
   21,326,366 outstanding shares of
   beneficial interest                              21,326
Accumulated net realized loss
   on investments                                     (266)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $839,477
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========
(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 1997. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
FFCB FEDERAL FARM CREDIT BANK
FHLB FEDERAL HOME LOAN BANK
SLMA STUDENT LOAN MARKETING ASSOCIATION



PRIME OBLIGATION PORTFOLIO

COMMERCIAL PAPER -- 65.7%
AEROSPACE & DEFENSE -- 0.5%
   Rockwell International
     5.500%, 08/20/97                  $16,500     $16,452
                                                  --------
BANKS -- 13.2%
   Banc One
     5.500%, 09/04/97                   35,000      34,818

------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   Centric Funding
     5.550%, 09/05/97                  $12,875  $   12,806
     5.550%, 10/14/97                   13,205      13,054
     5.520%, 10/22/97                   27,000      26,661
     5.660%, 11/20/97                   10,000       9,825
     5.620%, 12/02/97                   10,000       9,808
   Chase Manhattan
     5.600%, 12/15/97                   50,000      48,942
   Fleet Funding
     5.520%, 08/11/97                   30,000      29,954
     5.540%, 08/22/97                   44,832      44,687
   Kitty Hawk Funding
     5.660%, 09/02/97                   24,390      24,267
   NationsBank
     5.550%, 10/10/97                   50,000      49,460
   New Center Asset Trust
     5.280%, 08/13/97                   37,000      36,935
     5.280%, 08/14/97                   25,000      24,952
     5.520%, 12/15/97                   65,000      63,645
                                                  --------
                                                   429,814
                                                  --------
CHEMICALS -- 2.3%
   E.I. Dupont de Nemours
     5.670%, 11/14/97                   25,000      24,587
     5.540%, 12/02/97                   25,000      24,527
     5.540%, 12/05/97                   25,000      24,515
                                                  --------
                                                    73,629
                                                  --------
FINANCIAL SERVICES -- 31.4%
   Ameritech
     5.660%, 12/05/97                   10,000       9,802
   Associates Corporation of
     North America
     5.600%, 08/26/97                   50,000      49,806
   AT&T
     5.540%, 12/08/97                    5,000       4,901
   CIT Group Holdings
     5.500%, 09/17/97                   50,000      49,641
     5.500%, 09/22/97                   50,000      49,603
   Corporate Receivables
     5.500%, 08/06/97                    9,440       9,433
     5.600%, 12/23/97                   22,000      21,507
   Delaware Funding
     5.530%, 08/15/97                   75,000      74,839
   Enterprise Funding
     5.530%, 08/21/97                   20,118      20,056
     5.520%, 08/27/97                   20,000      19,920
     5.520%, 08/28/97                   35,000      34,855
   Falcon Asset Securitization
     5.550%, 08/04/97                   10,250      10,245
     5.520%, 08/21/97                    8,600       8,574
     5.500%, 08/22/97                   30,410      30,312
     5.500%, 08/26/97                   25,975      25,876
     5.650%, 09/10/97                   11,950      11,877

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1997 (UNAUDITED)


PRIME OBLIGATION PORTFOLIO (concluded)
-------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
-------------------------------------------------------------
   Ford Motor Credit
     5.500%, 10/30/97                  $50,000   $  49,312
   General Electric Capital
     5.690%, 10/27/97                   43,922      43,318
     5.570%, 12/15/97                   40,000      39,158
   GTE Funding
     5.510%, 08/19/97                   33,000      32,909
   Island Finance
     5.520%, 09/03/97                   22,000      21,889
     5.714%, 10/14/97                   27,700      27,384
     5.670%, 10/17/97                   10,000       9,879
     5.702%, 11/25/97                   38,500      37,815
   Kitty Hawk Funding
     5.600%, 09/17/97                   65,944      65,462
     5.540%, 10/15/97                   16,214      16,027
   National Rural Utilities
     5.500%, 09/18/97                   25,000      24,817
     5.500%, 09/29/97                   50,000      49,549
   Peacock Funding
     5.636%, 08/25/97                    4,092       4,077
   Pitney Bowes
     5.505%, 01/14/98                    7,340       7,154
     5.505%, 01/16/98                   37,700      36,731
   Preferred Receivables Funding
     5.510%, 08/25/97                    9,200       9,166
   Ranger Funding
     5.670%, 08/12/97                   15,000      14,974
     5.600%, 09/16/97                   37,700      37,430
     5.520%, 09/18/97                   27,000      26,801
     5.540%, 09/30/97                   15,000      14,861
     5.707%, 10/06/97                   25,000      24,746
                                                 ---------
                                                 1,024,706
                                                 ---------
INSURANCE -- 9.7%
   AI Credit
     5.500%, 01/07/98                    6,916       6,748
   American General Finance
     5.500%, 08/28/97                   30,000      29,876
   Centre Square Funding
     5.772%, 11/20/97                   11,200      11,008
   Corporate Asset Funding
     5.500%, 08/21/97                   40,000      39,878
     5.550%, 08/27/97                   48,300      48,106
   Prudential Funding
     5.680%, 11/24/97                   15,000      14,728
     5.550%, 01/20/98                   75,000      73,011
   Riverwoods Funding
     5.588%, 08/11/97                   35,000      34,947
     5.675%, 08/27/97                   25,000      24,900
     5.560%, 10/06/97                   35,000      34,643
                                                 ---------
                                                   317,845
                                                 ---------
LEASING & RENTING -- 0.8%
   International Lease Finance
     5.280%, 08/15/97                   25,000      24,949
                                                 ---------

-------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
-------------------------------------------------------------
SECURITY BROKERAGE/DEALERS -- 7.8%
   Bear Stearns
     5.520%, 09/16/97                  $75,000 $    74,471
   BT Securities
     5.510%, 09/23/97                   50,000      49,594
     5.510%, 09/24/97                    7,500       7,438
   Goldman Sachs
     5.540%, 08/22/97                   25,000      24,919
     5.648%, 09/08/97                   25,000      24,854
   Merrill Lynch
     5.530%, 09/08/97                   50,000      49,708
   Merril Lynch
     5.520%, 09/15/97                   25,000      24,828
                                                 ---------
                                                   255,812
                                                 ---------
Total Commercial Paper
   (Cost $2,143,207)                             2,143,207
                                                 ---------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 11.1%
   Bankamerica
     5.570%, 11/07/97                   31,000      30,963
   First National Bank of Boston
     5.650%, 10/08/97                   50,000      50,000
   First National Bank of Chicago
     5.820%, 10/20/97                   25,000      25,000
   Harris Bankcorp
     5.510%, 08/12/97                   65,000      65,000
   Morgan Guaranty
     5.965%, 06/22/98                   50,000      49,985
   Regions Bank
     5.860%, 09/22/97                   25,000      25,001
     5.860%, 11/04/97                   50,000      50,000
     5.750%, 12/15/97                   25,000      25,000
   Wilmington Trust
     5.900%, 11/24/97                   40,000      40,000
                                                 ---------
                                                   360,949
                                                 ---------
Total Certificates of Deposit/Bank Notes
   (Cost $360,949)                                 360,949
                                                 ---------

FLOATING RATE INSTRUMENTS -- 14.3%
BANKS -- 5.3%
   Bank of America (A)
     5.650%, 10/16/97                   65,000      64,978
   Bank One Columbus (A)
     5.470%, 08/06/97                   82,000      81,962
   Key Bank (A)
     5.640%, 08/07/97                   25,000      25,000
                                                 ---------
                                                   171,940
                                                 ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
FINANCIAL SERVICES -- 4.5%
   ABS Investment Trust 96-M (A)
     5.680%, 08/15/97                 $ 40,000   $  40,000
   ABS Investment Trust 97-C (A)
     5.688%, 08/15/97                   35,000      35,000
   SMM Trust 96-B (A)
     5.738%, 08/04/97                   30,000      30,000
   SMM Trust 97-L (A)
     5.648%, 08/26/97                   40,000      40,000
                                                 ---------
                                                   145,000
                                                 ---------
INSURANCE -- 4.5%
   Allstate (A)
     5.788%, 08/01/97                   15,000      15,000
   People's Security Life (A)
     5.980%, 09/01/97                   73,000      73,000
   Travelers Insurance (A)
     5.831%, 10/01/97                   60,000      60,000
                                                 ---------
                                                   148,000
                                                 ---------
Total Floating Rate Instruments
   (Cost $464,940)                                 464,940
                                                 ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.4%
   FNMA (A)
     5.440%, 08/05/97                  100,000     100,000
   SLMA (A)
     5.450%, 08/05/97                   47,600      47,600
     5.460%, 08/05/97                   16,000      16,001
     5.470%, 08/05/97                   47,000      47,003
                                                 ---------
Total U.S. Government Agency Obligations
   (Cost $210,604)                                 210,604
                                                 ---------

REPURCHASE AGREEMENT -- 4.3%
   Goldman Sachs
     6.00%, dated 07/31/97,
     matures 08/01/97, repurchase
     price $140,023,333 (collateralized
     by FHLMC obligation, par value
     $229,615,631, 0.00%, matures
     06/01/26: market value
     $142,800,871) (B)                 140,000     140,000
                                                 ---------
Total Repurchase Agreement
   (Cost $140,000)                                 140,000
                                                 ---------
Total Investments -- 101.8%
   (Cost $3,319,700)                             3,319,700
                                                 ---------
OTHER ASSETS AND LIABILITIES -- (1.8%)
   Other Assets and Liabilities, Net               (59,618)
                                                 ---------

------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   3,061,191,997 outstanding shares
   of beneficial interest                       $3,061,192
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   181,279,504 outstanding shares of
   beneficial interest                             181,280
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based on
   17,727,429 outstanding shares of
   beneficial interest                              17,727
Accumulated net realized loss
   on investments                                     (172)
Undistributed net investment income                     55
                                                ----------
TOTAL NET ASSETS -- 100.0%                      $3,260,082
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                ==========

(A)      FLOATING RATE INSTRUMENT. RATE REFLECTED ON THE STATEMENT
         OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 1997. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
(B)      TRI-PARTY REPURCHASE AGREEMENT
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA     STUDENT LOAN MARKETING ASSOCIATION


TREASURY PORTFOLIO

U.S. TREASURY OBLIGATIONS -- 11.2%
   U.S. Treasury Notes
     5.250%, 12/31/97                   $1,000    $    998
     5.125%, 02/28/98                    2,000       1,993
     5.125%, 03/31/98                    5,000       4,982
     6.125%, 03/31/98                    4,000       4,010
     5.875%, 04/30/98                    2,000       2,000
                                                  --------
Total U.S. Treasury Obligations
   (Cost $13,983)                                   13,983
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1997 (UNAUDITED)


TREASURY PORTFOLIO (concluded)
-----------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
REPURCHASE AGREEMENTS -- 89.1%
   First Boston
     5.78%, dated 07/31/97,
     matures 08/01/97, repurchase
     price $25,004,014 (collateralized
     by U.S. Treasury Note, par
     value $23,510,000, 8.000%,
     matures 05/15/01: market
     value $25,556,525) (A)            $25,000    $ 25,000
   Greenwich
     5.78%, dated 07/31/97,
     matures 08/01/97, repurchase
     price $20,003,211 (collateralized
     by various U.S. Treasury
     Notes, ranging in par value
     $350,000-$11,615,000,
     5.870%-7.000%, matures
     03/31/99-04/15/99: total
     market value $20,400,232) (A)      20,000      20,000
   Morgan Stanley
     5.78%, dated 07/31/97,
     matures 08/01/97, repurchase
     price $25,004,014 (collateralized
     by U.S. Treasury Note, par value
     $24,925,000, 6.750%, matures
     06/30/99:market value
     $25,378,386) (A)                   25,000      25,000
   Lehman Brothers
     5.76%, dated 07/31/97,
     matures 08/01/97,
     repurchase price $15,002,400
     (collateralized by various U.S.
     Treasury Strips obligations
     ranging in par value $4,805,000-
     $11,600,000, 5.480%-5.780%,
     matures 05/15/98-05/15/99:
     total market value $15,525,000)(A)  15,000      15,000
   Lehman Brothers
     5.76%, dated 07/31/97,
     matures 08/01/97,
     repurchase price $942,151
     (collateralized by U.S. Treasury
     Strip, par value $2,935,000, 6.500%,
     matures 11/15/14: total market
     value $976,357)(A)                    942         942
   Swiss Bank
     5.78%, dated 07/31/97, matures
     08/01/97, repurchase price $25,004,014
     (collateralized by various U.S.
     Treasury Bonds & Note, ranging in par value
     $300,000-$12,771,000, 6.00%-12.00%,
     12/31/99-02/15/26: total market
     value $25,578,742) (A)             25,000      25,000
                                                  --------
Total Repurchase Agreements
   (Cost $110,942)                                 110,942
                                                  --------

------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
Total Investments -- 100.3%
   (Cost $124,925)                                $124,925
                                                  --------
OTHER ASSETS AND LIABILITIES -- (0.3%)
   Other Assets and Liabilities, Net                  (332)
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   87,473,974 outstanding shares of
   beneficial interest                              87,474
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based on
   37,126,497 outstanding shares of
   beneficial interest                              37,126
Accumulated net realized loss                          (14)
Undistributed net investment income                      7
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $124,593
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========
(A)   TRI-PARTY REPURCHASE AGREEMENT
GNMA  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION


TREASURY II PORTFOLIO

U.S. TREASURY OBLIGATIONS -- 105.5%
   U.S. Treasury Bills
     5.000%, 08/07/97               $    3,387   $   3,384
     4.995%, 09/18/97                    1,680       1,669
     5.085%, 09/18/97                    6,015       5,974
     5.095%, 09/18/97                   30,000      29,796
     5.222%, 09/18/97                    3,805       3,779
     5.250%, 09/18/97                  101,790     101,078
     5.330%, 09/18/97                  100,000      99,289
     5.340%, 09/18/97                  200,000     198,576
     5.360%, 09/18/97                   23,000      22,836
     5.095%, 10/30/97                   18,210      17,978
   U.S. Treasury  Notes
     6.500%, 08/15/97                  140,000     140,059
     8.625%, 08/15/97                    7,000       7,009
     6.000%, 08/31/97                   50,000      50,020
     5.750%, 09/30/97                   50,000      50,035
     5.750%, 10/31/97                   94,240      94,309
     5.250%, 12/31/97                   25,000      24,966
                                                  --------
Total U.S. Treasury Obligations
   (Cost $850,757)                                 850,757
                                                  --------
Total Investments -- 105.5%
   (Cost $850,757)                                 850,757
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


SHORT-DURATION
GOVERNMENT PORTFOLIO
-------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.4%
   FHLMC
     7.000%, 05/29/01                 $  5,000    $  5,054
   FNMA
     5.390%, 08/05/98                    4,000       3,995
     6.850%, 05/26/00                    6,000       6,019
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $14,941)                                   15,068
                                                  --------

U.S. TREASURY OBLIGATIONS -- 32.5%
   U.S. Treasury Notes
     6.250%, 03/31/99                   20,000      20,173
     6.250%, 06/30/02                    5,000       5,068
                                                  --------
Total U.S. Treasury Obligations
   (Cost $25,007)                                   25,241
                                                  --------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 43.3%
   FHLB
     6.900%, 04/28/00                   10,000      10,029
   FHLMC
     6.500%, 11/01/99                    4,532       4,591
     6.500%, 12/01/01                    4,708       4,735
     6.500%, 10/01/07                    2,688       2,717
     7.000%, 11/01/10                    1,804       1,827
     7.000%, 01/01/11                      808         819
     7.000%, 02/01/11                       38          39
     7.000%, 03/01/11                      729         739
     7.000%, 04/01/11                    1,041       1,055
   FNMA
     6.500%, 04/01/00                    4,304       4,352
     6.000%, 11/25/03                    1,024       1,020
   GNMA
     7.500%, 01/15/11                       49          51
     7.500%, 02/15/11                    1,679       1,726
                                                  --------
Total U.S. Government Mortgage-Backed Bonds
   (Cost $33,483)                                   33,700
                                                  --------

REPURCHASE AGREEMENT -- 3.9%
   J.P. Morgan
     5.74%, dated 07/31/97,
     matures 08/01/97, repurchase
     price $3,031,483 (collateralized
     by U.S. Treasury Note par value
     $2,866,000, 8.000%, matures
     08/15/99: market
     value $3,092,944)                   3,031       3,031
                                                  --------
Total Repurchase Agreement
   (Cost $3,031)                                     3,031
                                                  --------
Total Investments -- 99.1%
   (Cost $76,462)                                   77,040
                                                  --------

------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.9%
   Other Assets and Liabilities, Net               $   676
                                                   -------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   7,767,686 outstanding shares of
   beneficial interest                              78,670
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   1,295 outstanding shares of
   beneficial interest                                  13
Accumulated net realized loss
   on investments                                   (1,535)
Net unrealized appreciation
   on investments                                      578
Overdistributed net investment income                  (10)
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $77,716
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.00
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $9.99
                                                   =======
FHLB      FEDERAL HOME LOAN BANK
FHLMC     FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA      FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION


INTERMEDIATE-DURATION
GOVERNMENT PORTFOLIO

U.S. TREASURY OBLIGATIONS -- 44.1%
   U.S. Treasury Bill
     5.500%, 12/31/00                  $10,500     $10,390
   U.S. Treasury Bond
    12.000%, 08/15/13                    5,700       8,311
   U.S. Treasury Notes
     8.875%, 11/15/98                    4,000       4,157
     8.500%, 02/15/00                    4,000       4,252
     6.625%, 07/31/01                   11,000      11,288
    10.750%, 02/15/03                    8,500      10,409
                                                   -------
Total U.S. Treasury Obligations
   (Cost $48,009)                                   48,807
                                                   -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1997 (UNAUDITED)


INTERMEDIATE-DURATION
GOVERNMENT PORTFOLIO (concluded)
------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.2%
   Agency For International
     Development
     5.450%, 02/15/01                   $  750    $    735
     6.750%, 08/15/04                    4,000       4,100
   FHLMC
     7.974%, 04/20/05                      655         662
     7.350%, 05/16/05                      750         767
   FNMA
     5.640%, 02/20/01                    5,000       4,926
   Private Export Funding
     7.900%, 03/31/00                    5,450       5,702
     5.500%, 03/15/01                    1,000         981
     8.400%, 07/31/01                    1,600       1,728
     6.900%, 01/31/03                    2,875       2,976
     8.750%, 06/30/03                    5,670       6,386
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $28,845)                                   28,963
                                                  --------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 28.1%
   FHLMC
     6.250%, 07/01/03                      349         347
     7.250%, 03/15/04                      252         253
     5.750%, 05/15/05                    1,000         990
     5.650%, 07/15/05                    1,500       1,482
     5.750%, 01/15/06                      639         636
     8.000%, 01/15/06                      500         520
     6.000%, 10/15/06                      830         815
     6.000%, 08/15/07                      400         398
     8.250%, 12/01/07                      199         207
     5.500%, 04/15/08                    1,000         966
     6.500%, 07/01/08                      119         120
     5.500%, 08/01/08                      105         101
     5.500%, 09/01/08                      181         174
     6.500%, 09/01/08                      150         150
     6.500%, 01/01/09                      124         125
     8.250%, 01/01/09                      546         567
     8.250%, 12/01/09                      289         300
     6.500%, 09/01/10                    6,095       6,077
     7.500%, 04/15/15                      500         511
     7.700%, 07/15/18                      435         443
     7.000%, 02/25/19                      500         501
     6.000%, 06/15/19                      866         861
     6.500%, 06/25/19                    2,100       2,116
     6.500%, 09/15/21                      570         558
     7.000%, 05/01/24                    1,260       1,262
   FNMA
     7.750%, 10/25/00                      800         799
     6.000%, 11/25/03                      211         210

------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
     6.000%, 09/25/05                   $  500 $       499
     6.500%, 02/25/07                      400         404
     7.500%, 03/01/07                      297         302
     8.000%, 05/01/08                      360         372
     8.000%, 06/01/08                      346         358
     7.500%, 06/01/09                      139         142
     9.500%, 05/01/18                      458         493
   GNMA
     8.250%, 06/15/06                      137         143
     8.250%, 05/15/06                      215         224
     8.250%, 04/15/08                      150         156
     8.250%, 05/15/08                      343         357
     8.250%, 06/15/08                      457         476
     8.250%, 07/15/08                      162         168
     8.500%, 05/20/16                      362         376
     8.500%, 09/20/16                       18          19
     8.500%, 11/20/16                      794         824
     8.500%, 04/20/17                       17          18
     8.500%, 05/20/17                      433         449
     8.750%, 05/20/17                      556         581
     8.750%, 06/20/17                      131         138
     8.500%, 07/20/17                      280         291
     8.750%, 07/20/17                      208         219
     8.500%, 08/20/17                      198         206
     8.750%, 10/20/17                       43          45
     8.750%, 11/20/17                      191         200
     8.500%, 01/20/18                      127         132
     8.500%, 02/20/18                      176         183
     7.000%, 08/15/23                    1,745       1,749
                                                  --------
Total U.S. Government Mortgage-Backed Bonds
   (Cost $30,648)                                   31,013
                                                  --------

REPURCHASE AGREEMENT -- 0.7%
   Lehman Brothers
     5.74%, dated 07/31/97,
     matures 08/01/97, repurchase
     price $810,129 (collateralized by
     U.S. Treasury Note par value
     $787,000, 7.750%, matures
     12/31/99: market
     value $826,569)                       810         810
                                                  --------
Total Repurchase Agreement
   (Cost $810)                                         810
                                                  --------
Total Investments -- 99.1%
   (Cost $108,312)                                 109,593
                                                  --------
OTHER ASSETS AND LIABILITIES -- 0.9%
   Other Assets and Liabilities, Net                   973
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

===============================================================================


------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   11,122,184 outstanding shares
   of beneficial interest                         $115,797
Accumulated net realized loss
   on investments                                   (6,516)
Net unrealized appreciation
   on investments                                    1,281
Undistributed net investment income                      4
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $110,566
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $9.94
                                                  ========
FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION


GNMA PORTFOLIO

GNMA -- 96.8%
   GNMA
     12.500%, 12/15/06               $       3    $      4
      8.500%, 08/15/08                      45          48
      9.500%, 06/15/09                     165         178
      9.500%, 07/15/09                     858         929
      9.500%, 08/15/09                     695         759
      9.500%, 09/15/09                   1,328       1,437
      9.500%, 10/15/09                   2,776       2,468
      9.500%, 11/15/09                      95         104
     11.500%, 04/15/10                      --           1
      6.500%, 09/15/10                      63          63
      6.500%, 10/15/10                      67          68
      6.500%, 11/15/10                      68          68
     12.500%, 12/15/10                      43          51
      6.500%, 03/15/11                      27          27
      6.500%, 04/15/11                   1,595       1,597
     12.000%, 01/15/13                       9          10
     10.000%, 02/15/13                     101         111
     11.500%, 02/15/13                      75          85
     12.000%, 04/15/14                       2           2
     12.500%, 06/15/14                      --           1
     12.500%, 07/15/15                       1           1
     10.000%, 09/15/15                      40          45
      9.000%, 05/15/16                      73          78
     10.000%, 05/15/16                      16          19

-------------------------------------------------------------
                                        FACE        MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
-------------------------------------------------------------
      9.000%, 06/15/16                   $  99        $105
      9.000%, 07/15/16                      12          13
      9.000%, 08/15/16                      28          30
      9.000%, 09/15/16                      10          11
      9.500%, 09/15/16                      39          43
      8.500%, 10/15/16                     129         137
      9.000%, 11/15/16                     161         172
      9.500%, 11/15/16                     107         117
     10.000%, 11/15/16                      92         102
      9.500%, 12/15/16                     174         189
      8.500%, 01/15/17                     185         196
      7.500%, 02/15/17                     250         255
      8.500%, 02/15/17                      82          86
      9.000%, 02/15/17                      50          54
      9.500%, 02/15/17                     366         397
      8.500%, 03/15/17                     317         333
      8.500%, 04/15/17                     596         625
      7.500%, 05/15/17                     521         531
      8.500%, 05/15/17                     325         340
      9.500%, 05/15/17                      98         106
      7.500%, 06/15/17                     245         250
      8.500%, 06/15/17                     312         327
      8.500%, 07/15/17                      17          19
      9.000%, 07/15/17                     127         136
     10.000%, 07/15/17                      27          30
      9.500%, 08/15/17                     161         177
     10.000%, 08/15/17                     196         216
      8.500%, 09/15/17                      11          12
      9.500%, 09/15/17                     144         157
      9.500%, 11/15/17                      59          64
     10.000%, 12/15/17                     181         199
      8.500%, 01/15/18                     150         157
      9.000%, 01/15/18                      33          35
     10.000%, 01/15/18                      16          19
     10.000%, 02/15/18                     439         483
      9.500%, 03/15/18                      77          84
     10.500%, 03/15/18                      44          49
      9.000%, 04/15/18                      32          35
      9.500%, 04/15/18                      62          67
     10.000%, 04/15/18                     123         136
      9.000%, 05/15/18                      21          23
      9.500%, 05/15/18                      22          25
      9.500%, 06/15/18                      40          44
     10.000%, 07/15/18                      10          11
      9.500%, 08/15/18                      21          24
     10.000%, 08/15/18                     205         226
      9.500%, 09/15/18                      66          72
     10.000%, 09/15/18                     347         383
      9.500%, 10/15/18                      53          58
     10.000%, 10/15/18                     203         225
      9.000%, 11/15/18                     174         186

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1997 (UNAUDITED)


GNMA PORTFOLIO (concluded)
------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
      9.500%, 11/15/18                   $  18       $  20
     10.000%, 11/15/18                      15          17
      9.000%, 01/15/19                      17          19
     10.000%, 01/15/19                     195         216
     10.000%, 02/15/19                     142         157
     10.000%, 03/15/19                       1           2
     10.000%, 04/15/19                      46          52
     10.000%, 05/15/19                      58          65
      9.000%, 06/15/19                     255         271
     10.000%, 06/15/19                     111         124
      9.500%, 07/15/19                      32          35
     10.000%, 07/15/19                      45          50
      9.000%, 09/15/19                     252         270
     10.000%, 09/15/19                      19          21
      9.000%, 10/15/19                     343         367
      8.500%, 11/15/19                     364         381
      9.500%, 11/15/19                      52          56
      8.500%, 12/15/19                     305         320
      9.000%, 12/15/19                     199         213
      8.500%, 01/15/20                       9          10
      9.000%, 01/15/20                      68          75
      9.500%, 01/15/20                     103         112
      8.500%, 02/15/20                     556         583
      9.000%, 02/15/20                     547         584
     10.000%, 02/15/20                      78          86
      8.500%, 03/15/20                     215         226
      9.000%, 03/15/20                      35          39
      8.500%, 04/15/20                      71          76
      9.000%, 04/15/20                     591         631
     10.000%, 04/15/20                      14          16
      8.500%, 06/15/20                      45          47
      9.000%, 06/15/20                       5           6
      9.000%, 07/15/20                     132         141
     10.000%, 07/15/20                       3           3
      9.500%, 08/15/20                      58          64
      9.000%, 09/15/20                     137         150
      9.500%, 09/15/20                     230         253
      8.500%, 10/15/20                       9          10
      9.000%, 10/15/20                     333         358
      9.500%, 10/15/20                      38          43
      9.000%, 11/15/20                     464         496
      9.500%, 11/15/20                     139         153
      9.000%, 12/15/20                     185         197
     9.500%, 12/15/20                        3           4
      9.000%, 01/15/21                     252         269
      9.000%, 04/15/21                     754         805
      9.000%, 05/15/21                     544         580
      7.500%, 06/15/21                     572         583
      9.000%, 09/15/21                     149         159
      7.500%, 11/15/21                     635         647
      7.500%, 12/15/21                     790         804

-------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
-------------------------------------------------------------
      8.000%, 12/15/21                $    280    $    290
      8.000%, 01/15/22                   3,677       3,798
      8.000%, 02/15/22                     403         417
      8.000%, 04/15/22                     530         548
      9.000%, 05/15/22                     312         332
      8.000%, 06/15/22                     526         544
      8.000%, 07/15/22                   2,154       2,229
      7.500%, 01/15/23                   3,248       3,305
      7.500%, 04/15/23                     729         742
      7.000%, 05/15/23                  11,504      11,529
      7.500%, 05/15/23                     670         683
      6.500%, 06/15/23                      78          78
      7.500%, 06/15/23                     720         733
      6.500%, 07/15/23                     173         170
      7.000%, 08/15/23                   3,915       3,925
      7.500%, 08/15/23                   3,372       3,432
      6.500%, 09/15/23                   4,995       4,910
      7.000%, 09/15/23                   3,375       3,383
      7.500%, 09/15/23                   1,923       1,957
      6.500%, 10/15/23                     999         984
      6.500%, 11/15/23                   1,158       1,139
      8.000%, 11/15/23                     756         781
      6.500%, 12/15/23                   5,893       5,794
      6.500%, 01/15/24                   1,375       1,354
      6.500%, 02/15/24                     210         207
      6.500%, 03/15/24                     846         832
      6.500%, 04/15/24                     356         351
      6.500%, 05/15/24                     279         276
      7.500%, 09/15/25                     799         813
      7.500%, 10/15/25                      58          60
                                                  --------
Total GNMA
   (Cost $81,251)                                   82,387
                                                  --------

 REPURCHASE AGREEMENT -- 3.3%
   J.P. Morgan
     5.74%, dated 07/31/97,
     matures 08/01/97, repurchase
     price $2,782,444 (collateralized
     by U.S. Treasury Note par value
     $2,690,000, 7.750%, matures
     11/30/99: market
     value $2,838,230)                   2,782       2,782
                                                  --------
Total Repurchase Agreement
   (Cost $2,782)                                     2,782
                                                  --------
Total Investments -- 100.1%
   (Cost $84,033)                                   85,169
                                                  --------
OTHER ASSETS AND LIABILITIES -- (0.1%)
   Other Assets and Liabilities, Net                   (50)
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


-------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
-------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   8,699,784 outstanding shares of
   beneficial interest                             $96,319
Accumulated net realized loss
   on investments                                  (12,321)
Net unrealized appreciation
   on investments                                    1,135
Overdistributed net investment income                  (14)
                                                  --------
TOTAL NET ASSETS -- 100.0%                         $85,119
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $9.78
                                                  ========
GNMA      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION


CORPORATE DAILY INCOME
PORTFOLIO

CORPORATE OBLIGATIONS -- 28.5%
BANKS -- 18.1%
   Banc One (A)
     5.916%, 09/25/97                   $2,000    $  2,002
   Bank of New York
     5.940%, 06/30/98                    2,000       2,002
   Citicorp MTN (A)
     5.894%, 08/11/97                    2,000       2,001
   NationsBank MTN (A)
     5.951%, 09/17/97                    2,000       2,000
   Norwest (A)
     5.831%, 09/16/97                    1,600       1,592
                                                  --------
                                                     9,597
                                                  --------
FINANCIAL SERVICES -- 8.5%
   Caterpillar MTN (A)
     6.200%, 10/03/97                    1,000         995
   Ford Motor Credit (A)
     5.690%, 08/15/97                    1,500       1,491
   General Motors Acceptance (A)
     6.190%, 09/25/97                    1,000         994
   Sears Roebuck MTN (A)
     5.643%, 09/10/97                    1,000         995
                                                  --------
                                                     4,475
                                                  --------
LEASING & RENTING -- 1.9%
   International Lease Finance (A)
     5.950%, 10/15/97                    1,000       1,000
                                                  --------

------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
Total Corporate Obligations
   (Cost $15,093)                                  $15,072
                                                  --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 26.2%
   FHLB
     6.900%, 04/28/00                    5,000       5,015
   FNMA (A)
     6.087%, 08/25/97                      697         698
   FNMA
     6.000%, 04/01/01                    8,180       8,155
                                                  --------
Total U.S. Government
   Mortgage-Backed Obligations
   (Cost $13,894)                                   13,868
                                                  --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.5%
   FNMA
     5.510%, 02/24/98                    5,000       5,001
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $4,998)                                     5,001
                                                  --------

ASSET BACKED SECURITIES -- 29.9%
AIRCRAFT -- 1.9%
   Airplanes Pass Through
     Trust 1-A2 (A)
     6.000%, 08/15/97                    1,000       1,008
                                                  --------
AUTOMOTIVE -- 17.1%
   Chase Manhattan 97-B
     6.350%, 02/15/01                    1,000       1,000
   Daimler-Benz Auto Grantor
     Trust 93-A
     3.900%, 10/15/98                       26          27
   Daimler-Benz Auto Grantor
     Trust 95-A A
     5.850%, 05/15/02                      975         977
   Ford Credit Auto Lease
     Trust 96-1 A2
     5.800%, 05/15/99                    1,600       1,601
   Ford Credit Grantor
     Trust 93-B
     4.300%, 07/15/98                       36          36
   Ford Credit Grantor
     Trust 95-B A
     5.900%, 10/15/00                      932         934
   General Motors Acceptance 93-A A
     4.150%, 03/16/98                        5           5
   General Motors Acceptance 93-B A
     4.000%, 09/15/98                       34          34
   General Motors Acceptance 95-A1
     7.150%, 03/15/00                      341         345

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1997 (UNAUDITED)


CORPORATE DAILY INCOME
PORTFOLIO (concluded)
-------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
-------------------------------------------------------------
   General Motors Acceptance 97-A
     6.500%, 04/15/02                   $  883    $    890
   Navistar Financial Trust 96-A B2
     5.930%, 11/20/99                      995         997
   Premier Auto Trust 93-4 A2
     4.650%, 02/02/99                       62          62
   Premier Auto Trust 93-6 A2
     4.650%, 11/02/99                      203         202
   Premier Auto Trust 96-4 A3
     6.200%, 11/06/00                    1,000       1,006
   Toyota Receivables 97-A (A)
     6.450%, 08/15/97                      890         895
                                                  --------
                                                     9,011
                                                  --------
CREDIT CARDS -- 4.7%
   AT&T (A)
     5.903%, 08/17/97                    1,000       1,000
   MBNA Master Credit 94-DA (A)
     6.110%, 08/15/97                    1,500       1,501
                                                  --------
                                                     2,501
                                                  --------
EQUIPMENT FUNDING -- 4.3%
   Capital Equipment Receivables
     Trust 96-1 A2
     5.950%, 07/15/98                    1,000       1,003
   IBM Credit Receivables Lease
     Asset Master Trust 93-1 A
     4.550%, 11/15/00                    1,279       1,265
                                                  --------
                                                     2,268
                                                  --------
MORTGAGE RELATED -- 1.9%
   Main Place Funding 95-2 (A)
     5.998%, 10/25/97                    1,000       1,001
                                                  --------
Total Asset Backed Securities
   (Cost $15,750)                                   15,789
                                                  --------

REPURCHASE AGREEMENT -- 3.9%
   J.P. Morgan
     5.74%, dated 07/31/97,
     matures 08/01/97, repurchase
     price $2,082,332 (collateralized
     by U.S. Treasury Note par value
     $2,013,000, 7.750%, matures
     11/30/99: market
     value $2,123,925)                   2,082       2,082
                                                  --------
Total Repurchase Agreement
   (Cost $2,082)                                     2,082
                                                  --------
-------------------------------------------------------------
                                                   MARKET
DESCRIPTION                                      VALUE (000)
-------------------------------------------------------------
Total Investments -- 98.0%
   (Cost $51,817)                                  $51,812
                                                  --------
OTHER ASSETS AND LIABILITIES -- 2.0%
   Other Assets and Liabilities, Net                 1,053
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   26,577,253 outstanding shares
   of beneficial interest                           52,897
Accumulated net realized loss
   on investments                                      (31)
Net unrealized depreciation
   on investments                                       (5)
Undistributed net investment income                      4
                                                  --------
TOTAL NET ASSETS -- 100.0%                         $52,865
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.99
                                                  ========

(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 1997. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
FHLB  FEDERAL HOME LOAN BANK
FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN   MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
================================================================================
SEI DAILY INCOME TRUST -- JULY 31, 1997 (UNAUDITED)
                                                                -------------
                                                                 TREASURY II
                                                                  PORTFOLIO
                                                                -------------
ASSETS:
   Investments at market value (identified cost $850,757)        $ 850,757
   Cash                                                             (4,882)
   Accrued interest receivable                                       8,165
   Receivable for investment securities sold                       276,549
                                                                 ---------
   Total Assets                                                  1,130,589
                                                                 ---------
LIABILITIES:
   Distribution payable                                              3,662
   Payable for investment securities purchased                     320,701
   Accrued expenses payable                                             15
                                                                 ---------
   Total Liabilities                                               324,378
                                                                 ---------
   Net Assets                                                    $ 806,211
                                                                 =========

NET ASSETS:
   Portfolio shares of Class A (unlimited
     authorization -- no par value)
     based on 745,137,778 outstanding
     shares of beneficial interest                                 745,138
   Portfolio shares of Class B (unlimited
     authorization -- no par value)
     based on 50,789,293 outstanding
     shares of beneficial interest                                  50,789
   Portfolio shares of Class C (unlimited
     authorization -- no par value)
     based on 10,368,713 outstanding
     shares of beneficial interest                                  10,369
   Accumulated net realized loss on
     investments                                                      (301)
   Undistributed net investment income                                 216
                                                                 ---------
   Net Assets                                                    $ 806,211
                                                                 =========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                        $1.00
                                                                 =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                                        $1.00
                                                                 =========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                                        $1.00
                                                                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
================================================================================
SEI DAILY INCOME TRUST--FOR THE PERIOD ENDED JULY 31, 1997 (UNAUDITED)

                                                     --------- ----------  ------------- ---------- ---------  -----------

                                                       MONEY                                PRIME
                                                      MARKET   GOVERNMENT  GOVERNMENT II OBLIGATION TREASURY   TREASURY II
                                                     PORTFOLIO  PORTFOLIO    PORTFOLIO    PORTFOLIO PORTFOLIO   PORTFOLIO
                                                     --------- ----------  ------------- ---------- ---------  -----------
Interest Income                                      $12,877     $23,569     $24,489       $85,256   $3,222       $21,793
                                                     -------     -------     -------       -------   ------       -------
EXPENSES:
   Management fees                                       758       1,024         849         2,900      141           987
   Less management fees waived                          (528)       (368)       (173)         (595)     (52)         (151)
   Investment advisory fees                               56         104         109           372       14           100
   Less investment advisory fees waived                  (45)        (79)        (76)         (260)     (33)          (65)
   Distribution fees (1)                                  90       2,321          57           281       72            95
   Custodian/wire agent fees                              66          43          48           142       29            40
   Trustee fees                                            1           2           2             8       --             2
   Registration fees                                      12          94         104           384        3            83
   Other                                                  19          32          33           105       15            33
   Amortization of deferred
     organizational costs                                 --          --          --            --       --            --
                                                     -------     -------     -------       -------   ------       -------
   Total expenses                                        429       3,173         953         3,337      189         1,124
                                                     -------     -------     -------       -------   ------       -------
   NET INVESTMENT INCOME                              12,448      20,396      23,536        81,919    3,033        20,669
                                                     -------     -------     -------       -------   ------       -------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized loss from security
     transactions                                        (31)        (26)        (37)          (54)     (13)         (122)
                                                     -------     -------     -------       -------   ------       -------
   Net change in unrealized appreciation
     of investments                                       --          --          --            --       --            --
                                                     -------     -------     -------       -------   ------       -------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $12,417     $20,370     $23,499       $81,865   $3,020       $20,547
                                                     =======     =======     =======       =======   ======       =======


                                                     ----------  -------------  ---------  ---------
                                                       SHORT-    INTERMEDIATE-             CORPORATE
                                                      DURATION     DURATION                  DAILY
                                                     GOVERNMENT   GOVERNMENT      GNMA      INCOME
                                                      PORTFOLIO    PORTFOLIO    PORTFOLIO  PORTFOLIO
                                                     ----------  -------------  ---------  ---------
Interest Income                                        $2,485        $3,654      $3,326     $1,606
                                                       ------        ------      ------     ------
EXPENSES:
   Management fees                                        135           200         144         94
   Less management fees waived                            (12)           --          --        (33)
   Investment advisory fees                                38            57          45         26
   Less investment advisory fees waived                    (7)           (3)         (1)        (9)
   Distribution fees (1)                                   --            --          --         --
   Custodian/wire agent fees                                5             7          14          3
   Trustee fees                                            --            --          --         --
   Registration fees                                        8            16          17          8
   Other                                                    6             9          58          3
   Amortization of deferred
     organizational costs                                  --            --          --          3
                                                       ------        ------      ------     ------
   Total expenses                                         173           291         277         95
                                                       ------        ------      ------     ------
   NET INVESTMENT INCOME                                2,312         3,363       3,049      1,511
                                                       ------        ------      ------     ------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized loss from security
     transactions                                         (11)         (783)       (301)       (28)
                                                       ------        ------      ------     ------
   Net change in unrealized appreciation
     of investments                                       384         2,451       1,547         48
                                                       ------        ------      ------     ------
NET INCREASE IN NET ASSETS FROM OPERATIONS             $2,685        $5,031      $4,295     $1,531
                                                       ======        ======      ======     ======

(1)INCLUDES CLASS SPECIFIC DISTRIBUTION AND SHAREHOLDER SERVICING FEES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16 & 17

STATEMENTS OF CHANGES IN NET ASSETS (000)
================================================================================
SEI DAILY INCOME TRUST--FOR THE PERIOD ENDED JULY 31, 1997 (UNAUDITED) AND FOR THE YEAR ENDED JANUARY 31, 1997

                                                                           ------------------------     ---------------------
                                                                                     MONEY
                                                                                    MARKET                   GOVERNMENT
                                                                           ------------------------     ---------------------
                                                                             2/1/97        2/1/96         2/1/97      2/1/96
                                                                           to 7/31/97    to 1/31/97     to 7/31/97  to 1/31/97
                                                                           ------------------------     ----------------------
OPERATIONS:
     Net investment income                                                  $   12,448      $ 8,249    $   20,396  $   36,890
     Net realized loss from security transactions                                  (31)          (6)          (26)       (148)
                                                                            ----------   ----------    ----------  ----------
     Net increase in net assets from operations                                 12,417        8,243        20,370      36,742
                                                                            ----------   ----------    ----------  ----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                   (11,554)      (7,294)       (3,129)     (4,797)
     Class B                                                                        (6)        (161)         (982)     (1,539)
     Class C                                                                      (888)        (794)      (16,166)         --
     Class G                                                                        --           --          (104)    (30,559)
                                                                            ----------   ----------    ----------  ----------
   Total dividends distributed                                                 (12,448)      (8,249)      (20,381)    (36,895)
                                                                            ----------   ----------    ----------  ----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE): Class A:
     Proceeds from shares issued                                             2,943,665    1,998,879       700,827     730,378
     Reinvestment of cash distributions                                          5,619        1,817         1,051       1,615
     Cost of shares repurchased                                             (2,846,291)  (1,727,529)     (696,512)   (664,375)
                                                                            ----------   ----------    ----------  ----------
     Increase (decrease) in net assets from Class A transactions               102,993      273,167         5,366      67,618
                                                                            ----------   ----------    ----------  ----------
   Class B:
     Proceeds from shares issued                                                    55        7,740       297,538     528,207
     Reinvestment of cash distributions                                              3           37         2,006          --
     Cost of shares repurchased                                                   (826)     (13,624)     (343,038)   (490,054)
                                                                            ----------   ----------    ----------  ----------
     Increase (decrease) in net assets from Class B transactions                  (768)      (5,847)      (43,494)     38,153
                                                                            ----------   ----------    ----------  ----------
   Class C:
     Proceeds from shares issued                                                50,349       54,043        36,100          --
     Reinvestment of cash distributions                                            153          325            --          --
     Cost of shares repurchased                                                (36,713)     (26,299)      (22,107)         --
                                                                            ----------   ----------    ----------  ----------
     Increase in net assets from Class C transactions                           13,789       28,069        13,993          --
                                                                            ----------   ----------    ----------  ----------
   Class G:
     Proceeds from shares issued                                                    --           --     1,219,948   1,761,763
     Reinvestment of cash distributions                                             --           --         7,722      23,714
     Cost of shares repurchased                                                     --           --    (1,029,889) (1,711,087)
                                                                            ----------   ----------    ----------  ----------
     Increase in net assets from Class G transactions                               --           --       197,781      74,390
                                                                            ----------   ----------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS      116,014      295,389       173,646     180,161
                                                                            ----------   ----------    ----------  ----------
       Net increase (decrease) in net assets                                   115,983      295,383       173,635     180,008
                                                                            ----------   ----------    ----------  ----------
NET ASSETS:
   Beginning of Period                                                         400,350      104,967       786,703     606,695
                                                                            ----------   ----------    ----------  ----------
   End of Period                                                            $  516,333   $  400,350    $  960,338  $  786,703
                                                                            ==========   ==========    ==========  ==========


                                                                            ---------------------    -----------------------
                                                                                                             PRIME
                                                                                GOVERNMENT II             OBLIGATION
                                                                            ----------------------   -----------------------
                                                                              2/1/97      2/1/96       2/1/97       2/1/96
                                                                            to 7/31/97  to 1/31/97   to 7/31/97   to 1/31/97
                                                                            ----------------------   -----------------------
OPERATIONS:
     Net investment income                                                  $   23,536   $   40,571  $    81,919   $   147,275
     Net realized loss from security transactions                                  (37)         (83)         (54)          (96)
                                                                            ----------   ----------  -----------   -----------
     Net increase in net assets from operations                                 23,499       40,488       81,865       147,179
                                                                            ----------   ----------  -----------   -----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                   (22,782)     (39,711)     (77,348)     (138,844)
     Class B                                                                      (500)        (804)      (4,173)       (8,391)
     Class C                                                                      (254)         (56)        (345)          (38)
     Class G                                                                        --           --           --            --
                                                                            ----------   ----------  -----------   -----------
   Total dividends distributed                                                 (23,536)     (40,571)     (81,866)     (147,273)
                                                                            ----------   ----------  -----------   -----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE): Class A:
     Proceeds from shares issued                                             2,866,613    4,473,934   14,775,357    24,807,352
     Reinvestment of cash distributions                                            776          632       20,303        40,591
     Cost of shares repurchased                                             (2,829,115)  (4,522,836) (14,360,938)  (24,663,157)
                                                                            ----------   ----------  -----------   -----------
     Increase (decrease) in net assets from Class A transactions                38,274      (48,270)     434,722       184,786
                                                                            ----------   ----------  -----------   -----------
   Class B:
     Proceeds from shares issued                                                70,484       92,880      988,401     2,059,805
     Reinvestment of cash distributions                                            136          236           21           128
     Cost of shares repurchased                                                (69,043)     (96,469)    (953,415)   (2,088,439)
                                                                            ----------   ----------  -----------   -----------
     Increase (decrease) in net assets from Class B transactions                 1,577       (3,353)      35,007       (28,506)
                                                                            ----------   ----------  -----------   -----------
   Class C:
     Proceeds from shares issued                                                63,616       18,066      102,167        29,017
     Reinvestment of cash distributions                                             --           --           --            --
     Cost of shares repurchased                                                (48,650)     (11,706)     (88,772)      (24,685)
                                                                            ----------   ----------  -----------   -----------
     Increase in net assets from Class C transactions                           14,966        6,360       13,395         4,332
                                                                            ----------   ----------  -----------   -----------
   Class G:
     Proceeds from shares issued                                                    --           --           --            --
     Reinvestment of cash distributions                                             --           --           --            --
     Cost of shares repurchased                                                     --           --           --            --
                                                                            ----------   ----------  -----------   -----------
     Increase in net assets from Class G transactions                               --           --           --            --
                                                                            ----------   ----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS       54,817      (45,263)     483,124       160,612
                                                                            ----------   ----------  -----------   -----------
       Net increase (decrease) in net assets                                    54,780      (45,346)     483,123       160,518
                                                                            ----------   ----------  -----------   -----------
NET ASSETS:
   Beginning of Period                                                         784,697      830,043    2,776,959     2,616,441
                                                                            ----------   ----------  -----------   -----------
   End of Period                                                            $  839,477   $  784,697  $ 3,260,082   $ 2,776,959
                                                                            ==========   ==========  ===========   ===========
                                                                           ----------------------  -----------------------

                                                                                 TREASURY               TREASURY II
                                                                           ----------------------  -----------------------
                                                                              2/1/97    2/1/96      2/1/97       2/1/96
                                                                           tto 7/31/97 to 1/31/97  to 7/31/97   to 1/31/97
                                                                           ----------------------  -----------------------
OPERATIONS:
     Net investment income                                                   $  3,033    $  4,335  $   20,669   $   26,940
     Net realized loss from security transactions                                 (13)         (1)       (122)        (141)
                                                                             --------    --------  ----------   ----------
     Net increase in net assets from operations                                 3,020       4,334      20,547       26,799
                                                                             --------    --------  ----------   ----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                   (2,349)     (3,621)    (19,269)     (25,532)
     Class B                                                                     (684)         --      (1,264)      (1,223)
     Class C                                                                       --        (714)       (137)        (185)
     Class G                                                                       --          --          --           --
                                                                             --------    --------  ----------   ----------
   Total dividends distributed                                                 (3,033)     (4,335)    (20,670)     (26,940)
                                                                             --------    --------  ----------   ----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE): Class A:
     Proceeds from shares issued                                              372,082     296,378   1,787,731    4,047,676
     Reinvestment of cash distributions                                           203         246       2,768        7,548
     Cost of shares repurchased                                              (352,730)   (283,519) (1,826,046)  (3,692,624)
                                                                             --------    --------  ----------   ----------
     Increase (decrease) in net assets from Class A transactions               19,555      13,105     (35,547)     362,600
                                                                             --------    --------  ----------   ----------
   Class B:
     Proceeds from shares issued                                               77,268          --     128,130      195,613
     Reinvestment of cash distributions                                            --          --           1            4
     Cost of shares repurchased                                               (65,045)         --    (131,485)    (167,907)
                                                                             --------    --------  ----------   ----------
     Increase (decrease) in net assets from Class B transactions               12,223          --      (3,354)      27,710
                                                                             --------    --------  ----------   ----------
   Class C:
     Proceeds from shares issued                                                   --      84,434      48,309       52,451
     Reinvestment of cash distributions                                            --          --          46          128
     Cost of shares repurchased                                                    --     (74,221)    (42,514)     (51,986)
                                                                             --------    --------  ----------   ----------
     Increase in net assets from Class C transactions                              --      10,213       5,841          593
                                                                             --------    --------  ----------   ----------
   Class G:
     Proceeds from shares issued                                                   --          --          --           --
     Reinvestment of cash distributions                                            --          --          --           --
     Cost of shares repurchased                                                    --          --          --           --
                                                                             --------    --------  ----------   ----------
     Increase in net assets from Class G transactions                              --          --          --           --
                                                                             --------    --------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS      31,778      23,318     (33,060)     390,903
                                                                             --------    --------  ----------   ----------
       Net increase (decrease) in net assets                                   31,765      23,317     (33,183)     390,762
                                                                             --------    --------  ----------   ----------
NET ASSETS:
   Beginning of Period                                                         92,828      69,511     839,394      448,632
                                                                             --------    --------  ----------   ----------
   End of Period                                                             $124,593    $ 92,828  $  806,211   $  839,394
                                                                             ========    ========  ==========   ==========

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18 & 19

STATEMENTS OF CHANGES IN NET ASSETS (000)
================================================================================
SEI DAILY INCOME TRUST--FOR THE PERIOD ENDED JULY 31, 1997 (UNAUDITED) AND FOR THE YEAR ENDED JANUARY 31, 1997

                                                                                ---------------------   ----------------------
                                                                                                             INTERMEDIATE-
                                                                                   SHORT-DURATION              DURATION
                                                                                     GOVERNMENT               GOVERNMENT
                                                                                ---------------------   ----------------------
                                                                                  2/1/97     2/1/96       2/1/97      2/1/96
                                                                                to 7/31/97 to 1/31/97   to 7/31/97  to 1/31/97
                                                                                ---------------------   ----------------------
OPERATIONS:
     Net investment income                                                       $ 2,312    $ 4,068      $  3,363    $  8,284
     Net realized gain (loss) from security transactions                             (11)        60          (783)      1,192
     Net change in unrealized appreciation (depreciation) of investments             384       (944)        2,451      (5,738)
                                                                                 -------    -------      --------    --------
     Net increase (decrease) in net assets from operations                         2,685      3,184         5,031       3,738
                                                                                 -------    -------      --------    --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                      (2,307)    (4,209)       (3,359)     (8,283)
     Class B                                                                          --         (1)           --          --
     Class D                                                                          --         --            --          (1)
   Net realized gains:
     Class A                                                                          --         --            --          --
     Class B                                                                          --         --            --          --
     Class D                                                                          --         --            --          --
                                                                                 -------    -------      --------    --------
   Total dividends distributed                                                    (2,307)    (4,210)       (3,359)     (8,284)
                                                                                 -------    -------      --------    --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                                  24,508     51,283        17,863      52,840
     Reinvestment of cash distributions                                              841      1,604           649       1,505
     Cost of shares repurchased                                                  (21,569)   (51,748)      (43,293)    (81,096)
                                                                                 -------    -------      --------    --------
     Increase (decrease) in net assets from Class A transactions                   3,780      1,139       (24,781)    (26,751)
                                                                                 -------    -------      --------    --------
   Class B:
     Proceeds from shares issued                                                      --         --            --          --
     Reinvestment of cash distributions                                               --         --            --          --
     Cost of shares repurchased                                                       --        (25)           --          --
                                                                                 -------    -------      --------    --------
     Decrease in net assets from Class B transactions                                 --        (25)           --          --
                                                                                 -------    -------      --------    --------
   Class D:
     Proceeds from shares issued                                                      --         --            --          --
     Reinvestment of cash distributions                                               --         --            --          --
     Cost of shares repurchased                                                       --        (11)           --         (66)
                                                                                 -------    -------      --------    --------
     Increase (decrease) in net assets from Class D transactions                      --        (11)           --         (66)
                                                                                 -------    -------      --------    --------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS          3,780      1,103       (24,781)    (26,817)
                                                                                 -------    -------      --------    --------
       Net increase (decrease) in net assets                                       4,158         77       (23,109)    (31,363)
                                                                                 -------    -------      --------    --------
NET ASSETS:
   Beginning of Period                                                            73,558     73,481       133,675     165,038
                                                                                 -------    -------      --------    --------
   End of Period                                                                 $77,716    $73,558      $110,566    $133,675
                                                                                 =======    =======      ========    ========
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                                 2,469      5,168         1,824       5,428
     Shares issued in lieu of cash distributions                                      85        162            67         155
     Shares repurchased                                                           (2,175)    (5,220)       (4,439)     (8,317)
                                                                                 -------    -------      --------    --------
     Total Class A transactions                                                      379        110        (2,548)     (2,734)
                                                                                 -------    -------      --------    --------
   Class B:
     Shares issued                                                                    --         --            --          --
     Shares issued in lieu of cash distributions                                      --         --            --          --
     Shares repurchased                                                               --         (3)           --          --
                                                                                 -------    -------      --------    --------
     Total Class B transactions                                                       --         (3)           --          --
                                                                                 -------    -------      --------    --------
   Class D:
     Shares issued                                                                    --         --            --          --
     Shares issued in lieu of cash distributions                                      --         --            --          --
     Shares repurchased                                                               --         (1)           --          (6)
                                                                                 -------    -------      --------    --------
     Total Class D transactions                                                       --         (1)           --          (6)
                                                                                 -------    -------      --------    --------
     Increase (decrease) in capital shares                                           379        106        (2,548)     (2,740)
                                                                                 =======    =======      ========    ========


                                                                                  -----------------------   ----------------------
                                                                                                                   CORPORATE
                                                                                                                     DAILY
                                                                                            GNMA                    INCOME
                                                                                  -----------------------   ----------------------
                                                                                    2/1/97       2/1/96       2/1/97      2/1/96
                                                                                  to 7/31/97   to 1/31/97   to 7/31/97  to 1/31/97
                                                                                  -----------------------   ----------------------
OPERATIONS:
     Net investment income                                                          $ 3,049     $ 8,337      $ 1,511     $ 2,734
     Net realized gain (loss) from security transactions                               (301)       (414)         (28)         57
     Net change in unrealized appreciation (depreciation) of investments              1,547      (2,894)          48        (334)
                                                                                    -------    --------      -------     -------
     Net increase (decrease) in net assets from operations                            4,295       5,029        1,531       2,457
                                                                                    -------    --------      -------     -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                         (3,063)     (8,333)      (1,507)     (2,734)
     Class B                                                                             --          --           --          --
     Class D                                                                             --          (4)          --          --
   Net realized gains:
     Class A                                                                             --          --           --         (56)
     Class B                                                                             --          --           --          --
     Class D                                                                             --          --           --          --
                                                                                    -------    --------      -------     -------
   Total dividends distributed                                                       (3,063)     (8,337)      (1,507)     (2,790)
                                                                                    -------    --------      -------     -------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                                      9,680      27,248       19,836      32,404
     Reinvestment of cash distributions                                                 894       1,950          753       1,781
     Cost of shares repurchased                                                     (28,574)    (60,395)     (23,531)    (26,608)
                                                                                    -------    --------      -------     -------
     Increase (decrease) in net assets from Class A transactions                    (18,000)    (31,197)      (2,942)      7,577
                                                                                    -------    --------      -------     -------
   Class B:
     Proceeds from shares issued                                                         --          --           --          --
     Reinvestment of cash distributions                                                  --          --           --          --
     Cost of shares repurchased                                                          --         (14)          --          --
                                                                                    -------    --------      -------     -------
     Decrease in net assets from Class B transactions                                    --         (14)          --          --
                                                                                    -------    --------      -------     -------
   Class D:
     Proceeds from shares issued                                                         --          --           --          --
     Reinvestment of cash distributions                                                  --           3           --          --
     Cost of shares repurchased                                                          --        (164)          --          --
                                                                                    -------    --------      -------     -------
     Increase (decrease) in net assets from Class D transactions                         --        (161)          --          --
                                                                                    -------    --------      -------     -------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS           (18,000)    (31,372)      (2,942)      7,577
                                                                                    -------    --------      -------     -------
       Net increase (decrease) in net assets                                        (16,768)    (34,680)      (2,918)      7,244
                                                                                    -------    --------      -------     -------
NET ASSETS:
   Beginning of Period                                                              101,887     136,567       55,783      48,539
                                                                                    -------    --------      -------     -------
   End of Period                                                                    $85,119    $101,887      $52,865     $55,783
                                                                                    =======    ========      =======     =======
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                                    1,008       2,840        9,997      16,320
     Shares issued in lieu of cash distributions                                         93         205          380         897
     Shares repurchased                                                              (2,979)     (6,326)     (11,860)    (13,400)
                                                                                    -------    --------      -------     -------
     Total Class A transactions                                                      (1,878)     (3,281)      (1,483)      3,817
                                                                                    -------    --------      -------     -------
   Class B:
     Shares issued                                                                       --          --           --          --
     Shares issued in lieu of cash distributions                                         --          --           --          --
     Shares repurchased                                                                  --          (2)          --          --
                                                                                    -------    --------      -------     -------
     Total Class B transactions                                                          --          (2)          --          --
                                                                                    -------    --------      -------     -------
   Class D:
     Shares issued                                                                       --          --           --          --
     Shares issued in lieu of cash distributions                                         --          --           --          --
     Shares repurchased                                                                  --         (16)          --          --
                                                                                    -------    --------      -------     -------
     Total Class D transactions                                                          --         (16)          --          --
                                                                                    -------    --------      -------     -------
     Increase (decrease) in capital shares                                           (1,878)     (3,299)      (1,483)      3,817
                                                                                    =======    ========      =======     =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

20 & 21

FINANCIAL HIGHLIGHTS
================================================================================
SEI DAILY INCOME TRUST--FOR THE PERIOD ENDED JULY 31, 1997 (UNAUDITED) AND THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

         NET ASSET            NET REALIZED AND DISTRIBUTIONS   DISTRIBUTIONS                                      RATIO OF
           VALUE       NET       UNREALIZED      FROM NET          FROM          NET ASSET           NET ASSETS   EXPENSES
         BEGINNING INVESTMENT  GAINS (LOSSES)   INVESTMENT    REALIZED CAPITAL   VALUE END  TOTAL      END OF    TO AVERAGE
         OF PERIOD   INCOME    ON SECURITIES      INCOME           GAINS         OF PERIOD  RETURN  PERIOD (000) NET ASSETS
============================================================================================================================
-----------------------
MONEY MARKET PORTFOLIO
-----------------------
CLASS A
   1997*   $1.00      $0.03          $ --         $(0.03)         $--               $1.00     2.74%+ $  472,018      0.15%
   1997     1.00       0.05            --          (0.05)          --                1.00     5.44      369,052      0.16
   1996     1.00       0.06            --          (0.06)          --                1.00     5.98       95,891      0.20
   1995     1.00       0.04            --          (0.04)          --                1.00     4.55      213,988      0.21
   1994     1.00       0.03            --          (0.03)          --                1.00     2.98      203,803      0.35
   1993     1.00       0.04            --          (0.04)          --                1.00     3.60      264,450      0.35
CLASS B
   1997(1) $1.00      $ --           $ --         $   --          $--               $1.00     0.32%+ $       --      0.41%
   1997     1.00       0.05            --          (0.05)          --                1.00     5.13          770      0.50
   1996     1.00       0.06            --          (0.06)          --                1.00     5.67        6,616      0.50
   1995     1.00       0.04            --          (0.04)          --                1.00     4.24        6,314      0.51
   1994     1.00       0.03            --          (0.03)          --                1.00     2.68        2,334      0.65
   1993     1.00       0.04            --          (0.04)          --                1.00     3.29          309      0.65
CLASS C
   1997*   $1.00      $0.02          $ --         $(0.02)         $--               $1.00     2.48%+ $   44,315      0.65%
   1997     1.00       0.05            --          (0.05)          --                1.00     4.92       30,528      0.66
   1996(2)  1.00       0.04            --          (0.04)          --                1.00     3.79+       2,460      0.70
----------------------
GOVERNMENT PORTFOLIO
----------------------
CLASS A
   1997*   $1.00      $0.03          $ --         $(0.03)        $ --               $1.00     2.67%+ $  121,737      0.20%
   1997     1.00       0.05            --          (0.05)          --                1.00     5.33      116,373      0.20
   1996(3)  1.00       0.01            --          (0.01)          --                1.00     1.48+      48,762      0.20
   1994(4)  1.00       0.01            --          (0.01)          --                1.00     3.22           --      0.20
   1993(5)  1.00       0.03            --          (0.03)          --                1.00     3.19       20,022      0.20
CLASS B
   1997*   $1.00      $0.02          $ --         $(0.02)        $ --               $1.00     2.51%+ $    9,649      0.50%
   1997     1.00       0.05            --          (0.05)          --                1.00     5.02       53,144      0.50
   1996(6)  1.00       0.02            --          (0.02)          --                1.00     2.39+      14,997      0.50
CLASS C
   1997(7) $1.00      $ --           $ --         $   --         $ --               $1.00     0.41%+ $   13,994      0.70%
CLASS G
   1997*   $1.00      $0.02          $ --         $(0.02)        $ --               $1.00     2.34%+ $  814,958      0.85%
   1997     1.00       0.05            --          (0.05)          --                1.00     4.69      617,186      0.82
   1996     1.00       0.05            --          (0.05)          --                1.00     5.39      542,936      0.70
   1995(8)  1.00       0.03            --          (0.03)          --                1.00     3.41+     310,835      0.70
------------------------
GOVERNMENT II PORTFOLIO
------------------------
CLASS A
   1997*   $1.00      $0.03          $ --         $(0.03)        $ --               $1.00     2.65%+ $  800,252      0.20%
   1997     1.00       0.05            --          (0.05)          --                1.00     5.29      762,015      0.20
   1996     1.00       0.06            --          (0.06)          --                1.00     5.83      810,365      0.20
   1995     1.00       0.04            --          (0.04)          --                1.00     4.39      786,405      0.20
   1994     1.00       0.03            --          (0.03)          --                1.00     3.02      738,040      0.20
   1993     1.00       0.04            --          (0.04)          --                1.00     3.57      664,540      0.20
CLASS B
   1997*   $1.00      $0.02          $ --         $(0.02)        $ --               $1.00     2.50%+ $   17,899      0.50%
   1997     1.00       0.05            --          (0.05)          --                1.00     4.98       16,323      0.50
   1996     1.00       0.05            --          (0.05)          --                1.00     5.52       19,678      0.50
   1995     1.00       0.04            --          (0.04)          --                1.00     4.08       15,201      0.50
   1994     1.00       0.03            --          (0.03)          --                1.00     2.71       21,462      0.50
   1993     1.00       0.03            --          (0.03)          --                1.00     3.26          338      0.50
CLASS C
   1997*   $1.00      $0.02          $ --         $(0.02)        $ --               $1.00     2.39%+ $   21,326      0.70%
   1997(9)  1.00       0.01            --          (0.01)          --                1.00     4.71        6,359      0.70
---------------------------
PRIME OBLIGATION PORTFOLIO
---------------------------
CLASS A
   1997*   $1.00      $0.03          $ --         $(0.03)        $ --               $1.00     2.70%+ $3,061,081      0.20%
   1997     1.00       0.05            --          (0.05)          --                1.00     5.38    2,626,360      0.20
   1996     1.00       0.06            --          (0.06)          --                1.00     5.96    2,441,662      0.20
   1995     1.00       0.04            --          (0.04)          --                1.00     4.46    2,778,326      0.20
   1994     1.00       0.03            --          (0.03)          --                1.00     3.10    2,541,126      0.20
   1993     1.00       0.04            --          (0.04)          --                1.00     3.72    2,564,340      0.20



                                   RATIO OF
                                      NET
          RATIO OF     RATIO OF   INVESTMENT
             NET       EXPENSES     INCOME
          INVESTMENT  TO AVERAGE  TO AVERAGE
            INCOME    NET ASSETS  NET ASSETS
          TO AVERAGE  (EXCLUDING  (EXCLUDING
          NET ASSETS   WAIVERS)     WAIVERS)
============================================
----------------------
MONEY MARKET PORTFOLIO
----------------------
CLASS A
   1997*    5.46%        0.40%       5.21%
   1997     5.33         0.63        4.86
   1996     5.88         0.45        5.63
   1995     4.49         0.45        4.25
   1994     2.95         0.44        2.86
   1993     3.56         0.39        3.52
CLASS B
   1997(1)  4.96%        0.69%       4.68%
   1997     4.96         0.76        4.70
   1996     5.53         0.75        5.28
   1995     4.49         0.75        4.25
   1994     2.65         0.74        2.56
   1993     3.47         0.69        3.43
CLASS C
   1997*    4.96%        0.90%       4.71%
   1997     4.84         0.92        4.58
   1996(2)  5.17         0.96        4.91
--------------------
GOVERNMENT PORTFOLIO
--------------------
CLASS A
   1997*    5.32%        0.31%       5.21%
   1997     5.22         0.55        4.87
   1996(3)  5.55         0.33        5.42
   1994(4)  3.04         0.37        2.87
   1993(5)  3.41         0.38        3.23
CLASS B
   1997*    5.01%        0.61%       4.90%
   1997     4.91         0.62        4.79
   1996(6)  5.27         0.63        5.14
CLASS C
   1997(7)  4.90%        0.79%       4.81%
CLASS G
   1997*    4.67%        0.95%       4.57%
   1997     4.59         1.03        4.38
   1996     5.23         0.84        5.09
   1995(8)  4.32         0.89        4.13
------------------------
GOVERNMENT II PORTFOLIO
-----------------------
CLASS A
   1997*    5.28%        0.26%       5.22%
   1997     5.17         0.45        4.92
   1996     5.69         0.29        5.60
   1995     4.33         0.30        4.23
   1994     2.98         0.29        2.89
   1993     3.48         0.29        3.39
CLASS B
   1997*    4.99%        0.56%       4.93%
   1997     4.87         0.56        4.81
   1996     5.41         0.59        5.32
   1995     4.33         0.60        4.23
   1994     2.68         0.60        2.58
   1993     3.35         0.59        3.26
CLASS C
   1997*    4.81%        0.77%       4.74%
   1997(9)  4.69         0.75        4.64
-----------------------------
PRIME OBLIGLIGATION PORTFOLIO
-----------------------------
CLASS A
   1997*    5.38%        0.26%       5.32%
   1997     5.26         0.45        5.01
   1996     5.82         0.29        5.73
   1995     4.41         0.30        4.31
   1994     3.07         0.28        2.98
   1993     3.62         0.30        3.52


         NET ASSET            NET REALIZED AND DISTRIBUTIONS   DISTRIBUTIONS                                      RATIO OF
           VALUE       NET       UNREALIZED      FROM NET          FROM          NET ASSET           NET ASSETS   EXPENSES
         BEGINNING INVESTMENT  GAINS (LOSSES)   INVESTMENT    REALIZED CAPITAL   VALUE END  TOTAL      END OF    TO AVERAGE
         OF PERIOD   INCOME    ON SECURITIES      INCOME           GAINS         OF PERIOD  RETURN  PERIOD (000) NET ASSETS
=============================================================================================================================
---------------------------------------
PRIME OBLIGATION PORTFOLIO (CONTINUED)
---------------------------------------
CLASS B
   1997*   $1.00      $0.03      $ --            $(0.03)           $ --           $1.00    2.55%+     $181,273      0.50%
   1997     1.00       0.05        --             (0.05)             --            1.00    5.07        146,267      0.50
   1996     1.00       0.06        --             (0.06)             --            1.00    5.65        174,779      0.50
   1995     1.00       0.04        --             (0.04)             --            1.00    4.15         21,852      0.50
   1994     1.00       0.03        --             (0.03)             --            1.00    2.79          6,312      0.50
   1993     1.00       0.04        --             (0.04)             --            1.00    3.41          4,699      0.47
CLASS C
   1997*   $1.00      $0.02      $ --            $(0.02)           $ --           $1.00    2.44%+     $ 17,728      0.70%
   1997(10) 1.00       0.04        --             (0.04)             --            1.00    4.85          4,332      0.70
   1995(11) 1.00       0.03        --             (0.03)             --            1.00    2.55+            --      0.70
   1994     1.00       0.03        --             (0.03)             --            1.00    2.59         20,602      0.70
   1993(12) 1.00       0.03        --             (0.03)             --            1.00    3.13         85,325      0.70
-------------------
TREASURY PORTFOLIO
-------------------
CLASS A
   1997*   $1.00      $0.03      $ --            $(0.03)           $ --           $1.00    2.64%+     $ 87,468      0.20%
   1997     1.00       0.05        --             (0.05)             --            1.00    5.32         67,924      0.20
   1996     1.00       0.06        --             (0.06)             --            1.00    5.89         54,820      0.20
   1995     1.00       0.04        --             (0.04)             --            1.00    4.29         39,129      0.20
   1994     1.00       0.03        --             (0.03)             --            1.00    3.00         46,296      0.20
   1993(13) 1.00       0.01        --             (0.01)             --            1.00    2.91         44,624      0.20
CLASS C
   1997*   $1.00      $0.02      $ --            $(0.02)           $ --           $1.00    2.39%+     $ 37,125      0.69%
   1997     1.00       0.05        --             (0.05)             --            1.00    4.80         24,904      0.70
   1996(14) 1.00       0.03        --             (0.03)             --            1.00    2.68+        14,691      0.70
----------------------
TREASURY II PORTFOLIO
----------------------
CLASS A
   1997*   $1.00      $0.04      $ --            $(0.04)           $ --           $1.00    2.53%+     $745,058      0.25%
   1997     1.00       0.05        --             (0.05)             --            1.00    5.07        780,718      0.25
   1996     1.00       0.05        --             (0.05)             --            1.00    5.58        418,250      0.25
   1995     1.00       0.04        --             (0.04)             --            1.00    4.17        397,682      0.25
   1994     1.00       0.03        --             (0.03)             --            1.00    2.88        364,334      0.25
   1993     1.00       0.03        --             (0.03)             --            1.00    3.46        352,435      0.25
CLASS B
   1997*   $1.00      $0.04      $ --            $(0.04)           $ --           $1.00    2.38%+     $ 50,786      0.55%
   1997     1.00       0.05        --             (0.05)             --            1.00    4.76         54,148      0.55
   1996     1.00       0.05        --             (0.05)             --            1.00    5.27         26,447      0.55
   1995     1.00       0.04        --             (0.04)             --            1.00    3.86         44,680      0.55
   1994     1.00       0.03        --             (0.03)             --            1.00    2.57         22,448      0.55
   1993     1.00       0.03        --             (0.03)             --            1.00    3.15          6,038      0.55
CLASS C
   1997*   $1.00      $0.04      $ --            $(0.04)           $ --           $1.00    2.28%+     $ 10,367      0.75%
   1997     1.00       0.04        --             (0.04)             --            1.00    4.55          4,528      0.75
   1996(15) 1.00       0.04        --             (0.04)             --            1.00    3.64+         3,935      0.75



                                    RATIO OF
                                       NET
           RATIO OF     RATIO OF   INVESTMENT
              NET       EXPENSES     INCOME
           INVESTMENT  TO AVERAGE  TO AVERAGE
             INCOME    NET ASSETS  NET ASSETS
           TO AVERAGE  (EXCLUDING  (EXCLUDING
           NET ASSETS   WAIVERS)     WAIVERS)
=============================================
--------------------------------------
PRIME OBLIGATION PORTFOLIO (CONTINUED)
--------------------------------------
CLASS B
   1997*      5.09%      0.56%       5.03%
   1997       4.95       0.56        4.89
   1996       5.38       0.58        5.30
   1995       4.55       0.60        4.45
   1994       2.77       0.58        2.68
   1993       3.63       0.53        3.57
CLASS C
   1997*      4.93%      0.76%       4.87%
   1997(1)    4.79       0.74        4.75
   1995(11)   2.79       0.77        2.72
   1994       2.57       0.78        2.48
   1993(1)     3.05       0.83        2.92
------------------
TREASURY PORTFOLIO
------------------
CLASS A
   1997*      5.28%      0.37%       5.11%
   1997       5.19       0.60        4.79
   1996       5.72       0.36        5.56
   1995       4.17       0.34        4.03
   1994       2.96       0.33        2.82
   1993(1)    2.89       0.42        2.67
CLASS C
   1997*      4.78%      0.84%       4.63%
   1997       4.70       0.90        4.50
   1996(14)   5.12       0.87        4.95
---------------------
TREASURY II PORTFOLIO
---------------------
CLASS A
   1997*   $  5.05%      0.30%       5.00%
   1997       4.96       0.52        4.69
   1996       5.44       0.34        5.35
   1995       4.11       0.35        4.01
   1994       2.84       0.34        2.76
   1993       3.40       0.34        3.31
CLASS B
   1997*   $  4.75%      0.60%       4.70%
   1997       4.65       0.63        4.57
   1996       5.18       0.64        5.09
   1995       3.71       0.65        3.61
   1994       2.54       0.64        2.46
   1993       3.42       0.64        3.33
CLASS C
   1997*   $  4.54%      0.81%       4.48%
   1997       4.45       0.82        4.38
   1996(15)   4.85       0.84        4.76

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
* ALL RATIOS FOR THE SEMI-ANNUAL PERIOD ENDED JULY 31, 1997 (UNAUDITED) HAVE BEEN ANNUALIZED.
1 MONEY MARKET CLASS B SHARES WERE FULLY LIQUIDATED MARCH 12, 1997. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
2 MONEY MARKET CLASS C SHARES WERE OFFERED BEGINNING MAY 17, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
3 GOVERNMENT CLASS A SHARES WERE RE-OFFERED BEGINNING OCTOBER 27, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
4 GOVERNMENT CLASS A SHARES WERE FULLY LIQUIDATED JUNE 2, 1993. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
5 GOVERNMENT CLASS A SHARES WERE OFFERED BEGINNING MARCH 8, 1992. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
6 GOVERNMENT CLASS B SHARES WERE OFFERED BEGINNING AUGUST 22, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
7 GOVERNMENT CLASS C SHARES WERE OFFERED BEGINNING JULY 1, 1997. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
8 GOVERNMENT CLASS G (FORMERLY CLASS C) SHARES WERE OFFERED BEGINNING APRIL 7, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
9 GOVERNMENT II CLASS C SHARES WERE OFFERED BEGINNING NOVEMBER 27, 1996. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
10 PRIME OBLIGATION CLASS C SHARES WERE RE-OFFERED BEGINNING APRIL 30, 1996. ALL RATIOS INCLUDING TOTAL RETURN FOR THE PERIOD HAVE BEEN ANNUALIZED.
11 PRIME OBLIGATION CLASS C SHARES WERE FULLY LIQUIDATED OCTOBER 27, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
12 PRIME OBLIGATION CLASS C SHARES WERE OFFERED BEGINNING MARCH 25, 1992. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
13 TREASURY CLASS A SHARES WERE OFFERED BEGINNING SEPTEMBER 30, 1992. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
14 TREASURY CLASS C SHARES WERE OFFERED BEGINNING JULY 27, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
15 TREASURY II CLASS C SHARES WERE OFFERED BEGINNING MAY 8, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
================================================================================
SEI DAILY INCOME TRUST--FOR THE PERIOD ENDED JULY 31, 1997 (UNAUDITED) AND THE YEARS ENDED JANUARY 31 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

         NET ASSET            NET REALIZED AND DISTRIBUTIONS   DISTRIBUTIONS                                      RATIO OF
           VALUE       NET       UNREALIZED      FROM NET          FROM          NET ASSET           NET ASSETS   EXPENSES
         BEGINNING INVESTMENT  GAINS (LOSSES)   INVESTMENT    REALIZED CAPITAL   VALUE END  TOTAL      END OF    TO AVERAGE
         OF PERIOD   INCOME    ON SECURITIES      INCOME           GAINS         OF PERIOD  RETURN  PERIOD (000) NET ASSETS
=============================================================================================================================
------------------------------------
SHORT-DURATION GOVERNMENT PORTFOLIO
------------------------------------
CLASS A
   1997*  $ 9.95     $0.30       $0.05            $(0.30)       $  --             $10.00      3.52%+ $ 77,703      0.45%
   1997    10.09      0.57       (0.12)            (0.59)          --               9.95      4.62     73,545      0.45
   1996     9.73      0.61        0.36             (0.61)          --              10.09     10.27     73,431      0.45
   1995    10.06      0.40       (0.32)            (0.40)        (0.01)             9.73      0.93     99,458      0.45
   1994    10.13      0.40        0.04             (0.40)        (0.11)            10.06      4.41    128,063      0.45
   1993    10.09      0.52        0.14             (0.52)        (0.10)            10.13      6.66    100,153      0.45
CLASS B
   1997*  $ 9.94     $0.28       $0.05            $(0.28)       $  --             $ 9.99      3.39%+ $     13      0.74%
   1997    10.07      0.55       (0.12)            (0.56)          --               9.94      4.40         13      0.75
   1996     9.71      0.58        0.36             (0.58)          --              10.07      9.94         39      0.75
   1995    10.04      0.38       (0.32)            (0.38)        (0.01)             9.71      0.70        131      0.75
   1994    10.13      0.37        0.02             (0.37)        (0.11)            10.04      3.93         37      0.75
   1993    10.09      0.48        0.14             (0.48)        (0.10)            10.13      6.34        135      0.75
CLASS D*
   1997(1)$10.09     $0.23      $(0.19)           $(0.23)       $  --             $ 9.90      0.35%+ $     --      0.85%
   1996(2)  9.83      0.54        0.26             (0.54)          --              10.09      8.31+        11      0.85
-------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO
-------------------------------------------
CLASS A
   1997*  $ 9.78     $0.28       $0.16            $(0.28)       $  --             $ 9.94      4.64%+ $110,566      0.50%
   1997    10.06      0.55       (0.28)            (0.55)          --               9.78      2.81    133,675      0.49
   1996     9.33      0.60        0.73             (0.60)          --              10.06     14.60    164,978      0.45
   1995    10.13      0.50       (0.73)            (0.50)        (0.07)             9.33     (2.19)   243,671      0.45
   1994    10.23      0.54        0.11             (0.54)        (0.21)            10.13      6.44    336,814      0.45
   1993    10.06      0.62        0.28             (0.62)        (0.11)            10.23      9.51    259,488      0.45
CLASS B
   1996(3)$ 9.33     $0.50      $ 0.65            $(0.50)       $  --             $ 9.98     12.26%+ $     --      0.75%
   1995(4)  9.64      0.31       (0.24)            (0.31)        (0.07)             9.33      0.61+        93      0.75
CLASS D*
   1997(5)$10.05     $0.20      $(0.40)           $(0.20)       $  --             $ 9.65     (1.93)%+$     --      0.87%
   1996     9.32      0.56        0.73             (0.56)          --              10.05     14.15         60      0.85
   1995    10.13      0.47       (0.74)            (0.47)        (0.07)             9.32     (2.61)        99      0.84
   1994(6) 10.44      0.17       (0.10)            (0.17)        (0.21)            10.13      1.52        107      0.75
---------------
GNMA PORTFOLIO
---------------
CLASS A
   1997*  $ 9.63     $0.32       $0.15            $(0.32)       $  --             $ 9.78      5.04%+ $ 85,119      0.60%
   1997     9.84      0.65       (0.21)            (0.65)          --               9.63      4.70    101,887      0.57
   1996     9.17      0.67        0.67             (0.67)          --               9.84     15.06    136,394      0.49
   1995    10.07      0.64       (0.90)            (0.64)          --               9.17     (2.46)   182,225      0.47
   1994    10.22      0.66       (0.06)            (0.66)        (0.09)            10.07      6.09    262,162      0.45
   1993     9.99      0.75        0.27             (0.75)        (0.04)            10.22     10.92    193,204      0.45


                                   RATIO OF
                                      NET
          RATIO OF     RATIO OF   INVESTMENT
             NET       EXPENSES     INCOME
          INVESTMENT  TO AVERAGE  TO AVERAGE
            INCOME    NET ASSETS  NET ASSETS  PORTFOLIO
          TO AVERAGE  (EXCLUDING  (EXCLUDING   TURNOVER
          NET ASSETS   WAIVERS)     WAIVERS)     RATE
========================================================
-----------------------------------
SHORT-DURATION GOVERNMENT PORTFOLIO
-----------------------------------
CLASS A
   1997*     6.01%       0.50%       5.96%        86%
   1997      5.72        0.70        5.47        145
   1996      6.13        0.53        6.05        184
   1995      4.12        0.52        4.05         45
   1994      3.98        0.52        3.91        105
   1993      5.04        0.55        4.94         80
CLASS B
   1997*     5.71%       0.79%       5.66%        86%
   1997      5.49        0.82        5.42        145
   1996      5.85        0.83        5.77        184
   1995      3.92        0.82        3.85         45
   1994      3.67        0.82        3.60        105
   1993      4.74        0.85        4.64         80
CLASS D*
   1997(1)   5.54%       0.94%       5.45%        87%
   1996(2)   5.86        0.93        5.78        184
-------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO
-------------------------------------------
CLASS A
   1997*     5.88%       0.50%       5.88%        31%
   1997      5.59        0.69        5.39         94
   1996      6.12        0.53        6.04        115
   1995      5.20        0.52        5.13         61
   1994      5.24        0.53        5.16         56
   1993      6.16        0.53        6.08         52
CLASS B
   1996(3)   5.82%       0.83%       5.74%       115%
   1995(4)   5.07        0.83        4.99         61
CLASS D*
   1997(5)   5.19%       0.93%       5.13%        45%
   1996      5.73        0.93        5.65        115
   1995      4.80        0.92        4.72         61
   1994(6)   4.94        0.83        4.86         56
---------------
GNMA PORTFOLIO
---------------
CLASS A
   1997*     6.79%       0.60%       6.79%        --%
   1997      6.76        0.68        6.65         12
   1996      7.04        0.51        7.02         20
   1995      6.89        0.50        6.86         85
   1994      6.38        0.50        6.32         70
   1993      7.49        0.52        7.42         23

================================================================================

         NET ASSET            NET REALIZED AND DISTRIBUTIONS   DISTRIBUTIONS                                       RATIO OF
           VALUE       NET       UNREALIZED      FROM NET          FROM          NET ASSET           NET ASSETS    EXPENSES
         BEGINNING INVESTMENT  GAINS (LOSSES)   INVESTMENT    REALIZED CAPITAL   VALUE END  TOTAL      END OF      TO AVERAGE
         OF PERIOD   INCOME    ON SECURITIES      INCOME           GAINS         OF PERIOD  RETURN  PERIOD (000)   NET ASSETS
=============================================================================================================================
---------------------------
GNMA PORTFOLIO (CONTINUED)
---------------------------
CLASS B
   1997(7) $ 9.84   $0.28         $(0.46)         $(0.28)         $  --           $ 9.38       (1.88)%+  $  --       .78%
   1996      9.17    0.64           0.67           (0.64)            --             9.84       14.72        15       .78
   1995(8)   9.16    0.35           0.01           (0.35)            --             9.17        4.00+       14       .79+
CLASS D**
   1997(9) $ 9.83   $0.25         $(0.38)         $(0.25)         $  --           $ 9.45       (1.32)%+  $  --       .89%
   1996      9.16    0.63           0.67           (0.63)            --             9.83       14.61       158       .89
   1995     10.09    0.61          (0.93)          (0.61)            --             9.16       (3.04)      169       .86
   1994(10) 10.22    0.19          (0.04)          (0.19)          (0.09)          10.09        4.24       133       .75
---------------------------------
CORPORATE DAILY INCOME PORTFOLIO
---------------------------------
CLASS A
   1997*   $ 1.99   $0.06         $  --           $(0.06)         $  --           $ 1.99        2.81%+  $52,865      .35%+
   1997      2.00    0.11         (0.01)           (0.11)            --             1.99        5.21     55,783      .36
   1996      1.96    0.12          0.05            (0.12)          (0.01)           2.00        8.65     48,539      .35
   1995      2.00    0.09         (0.04)           (0.09)            --             1.96        2.59     50,495      .35
   1994(11)  2.00    0.02            --            (0.02)            --             2.00        3.45     43,655      .35


                                   RATIO OF
                                      NET
          RATIO OF     RATIO OF   INVESTMENT
             NET       EXPENSES     INCOME
          INVESTMENT  TO AVERAGE  TO AVERAGE
            INCOME    NET ASSETS  NET ASSETS  PORTFOLIO
          TO AVERAGE  (EXCLUDING  (EXCLUDING   TURNOVER
          NET ASSETS   WAIVERS)     WAIVERS)     RATE
========================================================
--------------------------
GNMA PORTFOLIO (CONTINUED)
--------------------------
CLASS B
   1997(7)   6.54%       0.80%       6.52%         7%
   1996      6.71        0.81        6.69         20
   1995(8)   6.80        0.82        6.77         85
CLASS D**
   1997(9)   6.46%       0.91%       6.44%         6%
   1996      6.62        0.91        6.60         20
   1995      6.54        0.89        6.51         85
   1994(10)  6.06        0.80        6.01         70
--------------------------------
CORPORATE DAILY INCOME PORTFOLIO
--------------------------------
CLASS A
   1997*     5.62%       0.51%       5.46%        71%
   1997      5.49        0.73        5.12        141
   1996      5.97        0.55        5.77        295
   1995      4.60        0.55        4.40        147
   1994(11)  3.45        0.63        3.18         34

+  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
* ALL RATIOS FOR THE SEMI-ANNUAL PERIOD ENDED JULY 31, 1997 (UNAUDITED) HAVE BEEN ANNUALIZED.
** TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D (FORMERLY PRO
   VANTAGE) SHARES.
1  SHORT-DURATION GOVERNMENT CLASS D SHARES WERE FULLY LIQUIDATED JUNE 28,
   1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
2 SHORT-DURATION GOVERNMENT CLASS D SHARES WERE OFFERED BEGINNING FEBRUARY 28, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
3 INTERMEDIATE-DURATION GOVERNMENT CLASS B SHARES WERE FULLY LIQUIDATED DECEMBER 22, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
4 INTERMEDIATE-DURATION GOVERNMENT CLASS B SHARES WERE OFFERED BEGINNING JUNE 8, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
5 INTERMEDIATE-DURATION GOVERNMENT CLASS D SHARES WERE FULLY LIQUIDATED JUNE 28, 1996. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
6 INTERMEDIATE-DURATION GOVERNMENT CLASS D SHARES WERE OFFERED BEGINNING SEPTEMBER 26, 1993. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
7 GNMA CLASS B SHARES WERE FULLY LIQUIDATED JULY 10, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
8 GNMA CLASS B SHARES WERE OFFERED BEGINNING JULY 12, 1994. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
9 GNMA CLASS D SHARES FULLY LIQUIDATED JUNE 28, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
10 GNMA CLASS D SHARES WERE OFFERED BEGINNING SEPTEMBER 30, 1993. ALL RATIOS
   INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
11 CORPORATE DAILY INCOME CLASS A SHARES WERE OFFERED BEGINNING SEPTEMBER 28,
   1993. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI DAILY INCOME TRUST-- JULY 31, 1997 (UNAUDITED)

1.    ORGANIZATION
SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational
Portfolios: the Money Market Portfolio, the Government Portfolio, the Government II Portfolio, the Prime Obligation Portfolio, the Treasury Portfolio, the Treasury II Portfolio (collectively the "Money Market Portfolios"), the Short-Duration Government Portfolio (formerly the Short-Term Government Portfolio), the Intermediate-Duration Government Portfolio (formerly the Intermediate-Term Government Portfolio), the GNMA Portfolio, and the Corporate Daily Income Portfolio (collectively the "Fixed Income Portfolios"). The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.
     On June 4, 1996, the Short-Duration Mortgage Portfolio (formerly the Short-Term Mortgage Portfolio) closed and all of the outstanding shares of the Portfolio were redeemed. SEI Fund Management Corporation, the Manager of the Portfolio, agreed to bear the costs associated with the liquidation of the Portfolio which approximated $11,400.

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Portfolios.
     SECURITY VALUATION--Investment securities of the Money Market Portfolios are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment securities of the Fixed Income Portfolios which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are readily available are valued at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES--It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.
     In accordance with Statement of Position 93-2, "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies," $4,895, $6,728 and $216,506 relating to permanent differences attributable to the classification of short-term capital gains as ordinary income for tax purposes of the Government, Treasury and Treasury II Funds, respectively, as of January 31, 1997, have been reclassified between each Portfolio's accumulated net realized gains/losses and undistributed net investment income accounts. These reclassifications have no effect on net assets or net asset values per share.
     NET ASSET VALUE PER SHARE--The net asset value per share is calculated on each business day separately for each Class of each Portfolio. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.
     Purchase discounts and premiums on securities held in the "Fixed Income Portfolios" are accreted and amortized over the life of each security and recorded as interest income, using the effective interest method.

================================================================================

     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Portfolio's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Portfolios also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.
     EXPENSES--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as the distribution fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net asset value each day.
     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Portfolio are distributed to its shareholders at least annually.
     USE OF ESTIMATES--The financial statements have been prepared in accordance with generally accepted accounting principles which requires the use of estimates. Actual results could differ from those estimates.

3.    ORGANIZATION COSTS AND
TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Trust and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.
     SEI Fund Management (the "Manager") provides management, administrative and shareholder services to the Portfolios for an annual fee of .33% of the average daily net assets of the Money Market Portfolio, .19% each of the average daily net assets of the Government II and Prime Obligation Portfolios, .24% each of the average daily net assets of the Government, Treasury and Treasury II Portfolios, .35% each of the average daily net assets of the Short-Duration Government, Intermediate-Duration Government, and Corporate Daily Income and
 .32% of the average daily net assets of the GNMA Portfolio. However, the Manager has agreed to waive its annual fee in an amount which limits total annual expenses of the following Portfolios (including the annual management fee) to the following amounts set forth in the Management Agreement (expressed as a percentage of each Portfolio's daily net assets):

            MONEY                  PRIME
           MARKET GOV'T GOV'T II OBLIGATION TREASURY TREASURY II
           ------ ----- -------- ---------- -------- -----------
Class A     1.00% .25%   .20%       .20%      .20%     .25%
Class B     1.30% .55%   .50%       .50%      .50%     .55%
Class C     1.50% .75%   .70%       .70%      .70%     .75%
Class G      --   .90%    --         --        --       --

     In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Manager and Adviser, exceed the specified limitation, the Manager has agreed to bear such excess. In addition to contractual specified expense limits, the Manager may voluntarily waive a portion of its fee for both the Money Market and Fixed Income Portfolios in order to limit the operating expenses of the Portfolios.
     For the period February 1, 1996 to April 30, 1996, SEI Investments Distribution Co. ("SFS"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acted as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse SFS for certain distribution-related expenses incurred by SFS.

NOTES TO FINANCIAL STATEMENTS (concluded)
================================================================================
SEI DAILY INCOME TRUST-- JULY 31, 1997 (UNAUDITED)


     Effective May 1, 1996, SFS (the "Distributor") continued to act as the distributor of the shares of the Trust under new Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C and Class G shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of .25% of the average daily net assets attributable to that particular class. For the Class A shares of the Money Market Portfolios, Short-Duration Government Portfolio and Corporate Daily Income Portfolio, no such fees were levied since the inception of the plan. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, respectively, of the average daily net assets attributable to that class.
     The Government Portfolio has adopted a distribution plan for its Class G shares (the "Class G Plan") pursuant to Rule 12b-1 under the 1940 Act, in addition to the shareholder servicing plan. The Class G Plan provides for payments to the Distributor at an annual rate of .50% of the Portfolio's average daily net assets attributable to Class G shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate Class G shareholders that provide distribution related services to their customers.
     Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4.    INVESTMENT ADVISORY AND CUSTODIAN
AGREEMENT
Under an Investment Advisory Agreement dated September 30, 1983, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Money Market Portfolios.For its services, the Investment Adviser receives a monthly fee equal to .075% of the combined average daily net assets up to $500 million and .02% of such assets in excess of $500 million of the Money Market Portfolios. Such fees are allocated daily on the basis of the relative net assets of each money market portfolio in the Trust. The Adviser has agreed to waive 50% of the fee otherwise due for the Government, Government II, Prime Obligation, Treasury and Treasury II Portfolios. In addition, the Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee.
     Under an Investment Advisory Agreement dated December 15, 1986, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Portfolios. Monthly fees are equal to .10% of the Portfolios' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee. Pursuant to an Investment Advisory Agreement dated August 4, 1993, Wellington Management Company serves as Investment Adviser for the Corporate Daily Income Portfolio. Monthly fees are equal to .10% of the Portfolios' average daily net assets up to $500 million, .075% of the next $500 million and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee.
     Bank of New York serves as custodian of the Money Market and Treasury Portfolios under an agreement dated August 1, 1995. CoreStates Bank, N.A. serves as custodian of the Government, Government II, Prime Obligation, Treasury II and the Fixed Income Portfolios under an agreement dated August 30, 1985. The custodians play no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold in the Portfolios.

5.    INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities for the period ended July 31, 1997, were as follows for the "Fixed Income Portfolios":

                                  INTER-
                         SHORT-  MEDIATE-
                        DURATION DURATION         CORPORATE
                         GOVERN-  GOVERN-           DAILY
                          MENT     MENT    GNMA    INCOME
                          (000)    (000)   (000)    (000)
                        -------- --------  -----  ---------
PURCHASES
  U.S. Government        $59,978  $35,076 $    -- $10,034
  Other                       --       --      --   5,596
SALES
  U.S. Government        $56,833  $57,373 $14,626 $15,662
  Other                       --       --      --   2,289

     At July 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain on securities in which there was an excess of market value over cost, the aggregate gross unrealized loss on securities in which there was an excess of cost over market value and the net unrealized gain/(loss) at July 31, 1997 for each Fixed Income Portfolio is as follows (in thousands):

                   SHORT-   INTERMEDIATE-      CORPORATE
                  DURATION    DURATION           DAILY
                 GOVERNMENT  GOVERNMENT   GNMA   INCOME
                 ---------- ------------- ---- ---------
Aggregate gross
  unrealized gain   $621     $1,577      $1,790    $ 54
Aggregate gross
  unrealized loss    (43)      (296)       (655)    (59)
                    ----     ------      ------    ----
Net unrealized
  gain/(loss)       $578     $1,281      $1,135    $ (5)
                    ====     ======      ======    ====

6.    CAPITAL LOSS CARRYFORWARDS
At January 31, 1997, the following portfolios have capital loss carryforwards:

                                                EXPIRATION
                                     AMOUNT        DATE
                                     -------      -------
Money Market                     $       355       2003
                                         401       2005
Government                           120,329       2005
Government II                         32,234       2001
                                      58,412       2002
                                      84,628       2003
                                      74,842       2005
Prime Obligation                      45,241       2003
                                      57,624       2005
Treasury                               1,178       2005
Treasury II                          141,311       2005
Short-Duration Government            278,802       2003
                                   1,176,473       2004
Intermediate-Duration Government   2,100,933       2003
                                   3,199,945       2004
GNMA                               5,227,577       2003
                                   6,472,568       2004
                                     414,209       2005

     During the period ended January 31, 1997, the Intermediate-Duration Government Portfolio utilized capital loss carryforwards of $1,450,499.
     Subsequent to October 31, 1996, the Portfolios recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at January 31, 1998.

                              POST OCTOBER 31, 1996 LOSSES
                                ------------------------
Money Market                          $    6,307
Government                                27,733
Government II                              7,904
Prime Obligation                          38,303
Treasury II                               20,950
Intermediate-Duration Government         409,670
Corporate Daily Income                       121

7.    LINE OF CREDIT

The Portfolios have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Portfolios equal to 112% of such borrowings which may not exceed 10% of the Portfolio's total assets. No borrowings were outstanding at July 31, 1997.

     NOTES

     NOTES

     NOTES

=======================
SEI DAILY INCOME TRUST
=======================
SEMI-ANNUAL REPORT
=======================
JULY 31, 1997


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Todd B. Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Mark E. Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
Wellington Management Company LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP







THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL
1[BULLET]800[BULLET]DIAL[BULLET]SEI/1[BULLET]800[BULLET]342[BULLET]5734

[SEI LOGO]

INVESTMENTS
DISTRIBUTION
CO.

Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-037-07